JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.6%
Aerospace & Defense — 1.6%
General Dynamics Corp.	1,957	331,333

Banks — 8.9%
Bank of America Corp.	21,401	590,462
BB&T Corp.	4,247	197,623
Cullen/Frost Bankers, Inc.	1,109	107,620
M&T Bank Corp.	458	71,922
PNC Financial Services Group, Inc. (The)	3,365	412,719
US Bancorp	4,274	205,949
Wells Fargo & Co.	5,744	277,573

		1,863,868

Beverages — 2.0%
Coca-Cola Co. (The)	5,326	249,561
PepsiCo, Inc.	1,326	162,498

		412,059

Biotechnology — 0.8%
Gilead Sciences, Inc.	2,561	166,490

Capital Markets — 5.7%
BlackRock, Inc.	946	404,444
CME Group, Inc.	2,822	464,473
Northern Trust Corp.	1,377	124,516
T. Rowe Price Group, Inc.	1,980	198,258

		1,191,691

Chemicals — 4.7%
Air Products & Chemicals, Inc.	2,006	382,975
DowDuPont, Inc.	5,263	280,555
PPG Industries, Inc.	2,237	252,454
RPM International, Inc.	1,283	74,439

		990,423

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	1,644	132,150

Consumer Finance — 1.5%
Capital One Financial Corp.	2,092	170,914
Discover Financial Services	2,141	152,326

		323,240

Distributors — 0.5%
Genuine Parts Co.	896	100,354

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	6,085	359,830

Electric Utilities — 2.5%
NextEra Energy, Inc.	1,544	298,568
Xcel Energy, Inc.	4,028	226,425

		524,993

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	530	75,546
AvalonBay Communities, Inc.	1,022	205,167
Boston Properties, Inc.	750	100,442
Simon Property Group, Inc.	861	156,921
Vornado Realty Trust	1,830	123,409

		661,485

Food & Staples Retailing — 0.7%
Walmart, Inc.	1,501	146,361

Food Products — 1.4%
Mondelez International, Inc., Class A	5,703	284,680

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,351	108,021
Becton Dickinson and Co.	966	241,359
Medtronic plc	2,098	191,084

		540,464

Health Care Providers & Services — 0.1%
CVS Health Corp.	567	30,579

Hotels, Restaurants & Leisure — 3.1%
Las Vegas Sands Corp.	2,295	139,893
McDonald’s Corp.	1,776	337,244
Starbucks Corp.	1,283	95,378
Wyndham Hotels & Resorts, Inc.	1,507	75,359

		647,874

Household Products — 1.0%
Procter & Gamble Co. (The)	1,950	202,847

Industrial Conglomerates — 1.3%
3M Co.	492	102,315
Honeywell International, Inc.	1,072	170,284

		272,599

Insurance — 7.8%
Arthur J Gallagher & Co.	1,946	152,016
Chubb Ltd.	1,356	189,918
Cincinnati Financial Corp.	622	53,416
Hartford Financial Services Group, Inc. (The)	6,107	303,652
Marsh & McLennan Cos., Inc.	547	51,379
MetLife, Inc.	4,569	194,487
Progressive Corp. (The)	1,572	113,298
Prudential Financial, Inc.	2,660	244,421
Travelers Cos., Inc. (The)	2,359	323,547

		1,626,134

IT Services — 2.5%
Accenture plc, Class A	887	156,108
Automatic Data Processing, Inc.	1,003	160,153
Fidelity National Information Services, Inc.	1,860	210,415

		526,676

Leisure Products — 0.7%
Hasbro, Inc.	1,710	145,355

Machinery — 5.0%
Deere & Co.	872	139,447
Dover Corp.	3,198	299,944
Illinois Tool Works, Inc.	1,454	208,755
Parker-Hannifin Corp.	1,197	205,385
Stanley Black & Decker, Inc.	1,374	187,125

		1,040,656

Media — 2.1%
Comcast Corp., Class A	11,016	440,407

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Multi-Utilities — 2.5%
CMS Energy Corp.	3,356	186,375
DTE Energy Co.	342	42,670
NiSource, Inc.	5,241	150,203
Public Service Enterprise Group, Inc.	2,443	145,123

		524,371

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	5,250	646,741
ConocoPhillips	6,246	416,840
Exxon Mobil Corp.	2,912	235,302
Occidental Petroleum Corp.	5,404	357,725
Valero Energy Corp.	1,324	112,355

		1,768,963

Pharmaceuticals — 9.1%
Bristol-Myers Squibb Co.	4,793	228,687
Eli Lilly & Co.	3,034	393,690
Johnson & Johnson	1,914	267,509
Merck & Co., Inc.	7,838	651,883
Pfizer, Inc.	8,816	374,410

		1,916,179

Road & Rail — 1.2%
Norfolk Southern Corp.	1,305	243,885

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	3,395	357,363
Texas Instruments, Inc.	3,398	360,399

		717,762

Software — 2.4%
Microsoft Corp.	4,353	513,365

Specialty Retail — 2.2%
Home Depot, Inc. (The)	1,622	311,213
Tiffany & Co.	1,416	149,474

		460,687

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	1,428	271,260

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	1,429	124,201

Tobacco — 2.6%
Altria Group, Inc.	5,813	333,835
Philip Morris International, Inc.	2,382	210,542

		544,377

TOTAL COMMON STOCKS (Cost $15,008,469)		20,047,598

SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (a) (b) (Cost $828,940)	828,940	828,940

Total Investments — 99.6% (Cost $15,837,409)		20,876,538
Other Assets Less Liabilities — 0.4%		90,558

Net Assets — 100.0%		20,967,096

Percentages indicated are based on net assets.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein. The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,876,538	$—	$—	$20,876,538

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	$608,619	$3,749,684	$3,529,363	$—	$—	$828,940	828,940	$9,331	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.6%
Aerospace & Defense — 2.5%
Arconic, Inc.	77	1,466
Boeing Co. (The)	93	35,614
General Dynamics Corp.	48	8,150
Harris Corp. (a)	21	3,348
Huntington Ingalls Industries, Inc.	7	1,529
L3 Technologies, Inc.	14	2,909
Lockheed Martin Corp.	44	13,112
Northrop Grumman Corp.	30	8,132
Raytheon Co.	50	9,132
Textron, Inc.	42	2,113
TransDigm Group, Inc. *	9	3,926
United Technologies Corp.	144	18,566

		107,997

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	24	2,116
Expeditors International of Washington, Inc. (a)	31	2,315
FedEx Corp.	43	7,742
United Parcel Service, Inc., Class B	124	13,820

		25,993

Airlines — 0.4%
Alaska Air Group, Inc.	22	1,228
American Airlines Group, Inc.	71	2,256
Delta Air Lines, Inc.	110	5,671
Southwest Airlines Co.	88	4,588
United Continental Holdings, Inc. *	40	3,176

		16,919

Auto Components — 0.1%
Aptiv plc	46	3,673
BorgWarner, Inc.	37	1,418

		5,091

Automobiles — 0.4%
Ford Motor Co.	694	6,097
General Motors Co.	233	8,642
Harley-Davidson, Inc. (a)	28	1,011

		15,750

Banks — 5.3%
Bank of America Corp.	1,596	44,041
BB&T Corp.	136	6,314
Citigroup, Inc.	418	26,000
Citizens Financial Group, Inc.	82	2,659
Comerica, Inc.	28	2,072
Fifth Third Bancorp	137	3,454
First Republic Bank (a)	29	2,942
Huntington Bancshares, Inc.	186	2,359
JPMorgan Chase & Co. (b)	582	58,900
KeyCorp	179	2,823
M&T Bank Corp.	25	3,865
People’s United Financial, Inc.	67	1,103
PNC Financial Services Group, Inc. (The)	81	9,888
Regions Financial Corp.	181	2,559
SunTrust Banks, Inc.	79	4,667
SVB Financial Group *	9	2,080
US Bancorp	267	12,885
Wells Fargo & Co.	728	35,158
Zions Bancorp NA	33	1,502

		225,271

Beverages — 1.8%
Brown-Forman Corp., Class B (a)	30	1,560
Coca-Cola Co. (The)	684	32,041
Constellation Brands, Inc., Class A	30	5,189
Molson Coors Brewing Co., Class B	33	1,989
Monster Beverage Corp. *	69	3,793
PepsiCo, Inc.	250	30,591

		75,163

Biotechnology — 2.3%
AbbVie, Inc.	262	21,125
Alexion Pharmaceuticals, Inc. *	40	5,368
Amgen, Inc.	111	21,008
Biogen, Inc. *	35	8,263
Celgene Corp. *	125	11,775
Gilead Sciences, Inc.	227	14,736
Incyte Corp. *	32	2,715
Regeneron Pharmaceuticals, Inc. *	14	5,719
Vertex Pharmaceuticals, Inc. *	45	8,357

		99,066

Building Products — 0.3%
Allegion plc	17	1,523
AO Smith Corp.	25	1,344
Fortune Brands Home & Security, Inc.	25	1,189
Johnson Controls International plc	162	5,991
Masco Corp.	52	2,057

		12,104

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	9	991
Ameriprise Financial, Inc.	24	3,084
Bank of New York Mellon Corp. (The) (a)	156	7,872
BlackRock, Inc.	22	9,241
Cboe Global Markets, Inc.	20	1,903
Charles Schwab Corp. (The)	211	9,014
CME Group, Inc.	64	10,464
E*TRADE Financial Corp.	44	2,032
Franklin Resources, Inc. (a)	53	1,740
Goldman Sachs Group, Inc. (The)	61	11,685
Intercontinental Exchange, Inc.	101	7,692
Invesco Ltd. (a)	71	1,363
Moody’s Corp. (a)	30	5,347
Morgan Stanley	231	9,739
MSCI, Inc.	15	2,980
Nasdaq, Inc.	21	1,800
Northern Trust Corp.	39	3,509
Raymond James Financial, Inc.	23	1,814
S&P Global, Inc.	44	9,302
State Street Corp.	67	4,428
T. Rowe Price Group, Inc.	42	4,204

		110,204

Chemicals — 1.9%
Air Products & Chemicals, Inc.	39	7,453
Albemarle Corp. (a)	19	1,541
Celanese Corp.	23	2,245
CF Industries Holdings, Inc.	40	1,619

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Chemicals — continued
DowDuPont, Inc.	401	21,360
Eastman Chemical Co.	25	1,885
Ecolab, Inc.	45	7,947
FMC Corp.	24	1,838
International Flavors & Fragrances, Inc. (a)	18	2,318
Linde plc (United Kingdom) (a)	98	17,228
LyondellBasell Industries NV, Class A	54	4,547
Mosaic Co. (The)	63	1,721
PPG Industries, Inc.	42	4,732
Sherwin-Williams Co. (The) (a)	14	6,245

		82,679

Commercial Services & Supplies — 0.4%
Cintas Corp.	15	3,042
Copart, Inc. *	36	2,162
Republic Services, Inc.	38	3,078
Rollins, Inc.	26	1,090
Waste Management, Inc. (a)	69	7,199

		16,571

Communications Equipment — 1.2%
Arista Networks, Inc. *	9	2,920
Cisco Systems, Inc.	782	42,234
F5 Networks, Inc. *	11	1,658
Juniper Networks, Inc.	62	1,636
Motorola Solutions, Inc.	29	4,089

		52,537

Construction & Engineering — 0.1%
Fluor Corp.	25	913
Jacobs Engineering Group, Inc.	21	1,566
Quanta Services, Inc.	25	948

		3,427

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	11	2,232
Vulcan Materials Co.	23	2,774

		5,006

Consumer Finance — 0.7%
American Express Co.	123	13,432
Capital One Financial Corp.	83	6,792
Discover Financial Services (a)	58	4,153
Synchrony Financial	116	3,702

		28,079

Containers & Packaging — 0.3%
Avery Dennison Corp.	15	1,686
Ball Corp.	59	3,438
International Paper Co.	71	3,291
Packaging Corp. of America	17	1,669
Sealed Air Corp.	28	1,274
Westrock Co.	45	1,740

		13,098

Distributors — 0.1%
Genuine Parts Co.	26	2,906
LKQ Corp. *	56	1,587

		4,493

Diversified Consumer Services — 0.0% (c)
H&R Block, Inc.	37	874

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	346	69,419
Jefferies Financial Group, Inc.	47	878

		70,297

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	1,295	40,595
CenturyLink, Inc. (a)	169	2,026
Verizon Communications, Inc.	734	43,418

		86,039

Electric Utilities — 2.0%
Alliant Energy Corp.	42	1,977
American Electric Power Co., Inc.	88	7,341
Duke Energy Corp.	129	11,627
Edison International	58	3,585
Entergy Corp.	34	3,222
Evergy, Inc.	45	2,627
Eversource Energy	56	3,997
Exelon Corp.	172	8,639
FirstEnergy Corp.	90	3,724
NextEra Energy, Inc.	85	16,427
Pinnacle West Capital Corp.	20	1,905
PPL Corp.	128	4,066
Southern Co. (The)	184	9,501
Xcel Energy, Inc.	91	5,136

		83,774

Electrical Equipment — 0.5%
AMETEK, Inc.	40	3,349
Eaton Corp. plc	75	6,064
Emerson Electric Co.	109	7,478
Rockwell Automation, Inc.	21	3,728

		20,619

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	53	5,003
Corning, Inc.	140	4,628
FLIR Systems, Inc.	24	1,145
IPG Photonics Corp. * (a)	6	957
Keysight Technologies, Inc. *	33	2,909
TE Connectivity Ltd.	60	4,862

		19,504

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	91	2,529
Halliburton Co.	155	4,543
Helmerich & Payne, Inc.	19	1,080
National Oilwell Varco, Inc.	68	1,815
Schlumberger Ltd.	246	10,731
TechnipFMC plc (United Kingdom) (a)	76	1,779

		22,477

Entertainment — 1.8%
Activision Blizzard, Inc.	136	6,180
Electronic Arts, Inc. *	53	5,410
Netflix, Inc. *	78	27,664
Take-Two Interactive Software, Inc. *	20	1,898
Viacom, Inc., Class B	63	1,764
Walt Disney Co. (The)	311	34,491

		77,407

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.	20	2,856
American Tower Corp.	78	15,448
Apartment Investment & Management Co., Class A	28	1,392
AvalonBay Communities, Inc.	25	4,941

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Boston Properties, Inc.	27	3,676
Crown Castle International Corp.	74	9,452
Digital Realty Trust, Inc.	37	4,395
Duke Realty Corp.	64	1,952
Equinix, Inc.	15	6,709
Equity Residential	66	4,951
Essex Property Trust, Inc.	12	3,377
Extra Space Storage, Inc.	23	2,305
Federal Realty Investment Trust	13	1,822
HCP, Inc.	85	2,657
Host Hotels & Resorts, Inc.	132	2,487
Iron Mountain, Inc.	51	1,804
Kimco Realty Corp. (a)	75	1,385
Macerich Co. (The)	19	816
Mid-America Apartment Communities, Inc.	20	2,213
Prologis, Inc.	112	8,060
Public Storage	27	5,808
Realty Income Corp.	54	3,971
Regency Centers Corp.	30	2,009
SBA Communications Corp. *	20	3,995
Simon Property Group, Inc.	55	10,004
SL Green Realty Corp.	15	1,337
UDR, Inc. (a)	49	2,226
Ventas, Inc.	63	4,039
Vornado Realty Trust	31	2,078
Welltower, Inc.	69	5,328
Weyerhaeuser Co.	133	3,494

		126,987

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	78	18,954
Kroger Co. (The)	142	3,487
Sysco Corp.	84	5,604
Walgreens Boots Alliance, Inc.	143	9,017
Walmart, Inc.	253	24,673

		61,735

Food Products — 1.1%
Archer-Daniels-Midland Co.	100	4,293
Campbell Soup Co. (a)	34	1,305
Conagra Brands, Inc.	86	2,394
General Mills, Inc.	106	5,488
Hershey Co. (The)	25	2,837
Hormel Foods Corp. (a)	48	2,168
JM Smucker Co. (The) (a)	20	2,355
Kellogg Co.	45	2,560
Kraft Heinz Co. (The)	111	3,608
Lamb Weston Holdings, Inc.	26	1,951
McCormick & Co., Inc. (Non-Voting)	22	3,282
Mondelez International, Inc., Class A	257	12,811
Tyson Foods, Inc., Class A	52	3,643

		48,695

Gas Utilities — 0.0% (c)
Atmos Energy Corp.	21	2,138

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	312	24,950
ABIOMED, Inc. *	8	2,288
Align Technology, Inc. *	13	3,678
Baxter International, Inc.	85	6,887
Becton Dickinson and Co.	48	11,941
Boston Scientific Corp. *	246	9,453
Cooper Cos., Inc. (The)	9	2,597
Danaher Corp.	112	14,740
Dentsply Sirona, Inc.	40	1,961
Edwards Lifesciences Corp. *	37	7,064
Hologic, Inc. *	48	2,303
IDEXX Laboratories, Inc. *	15	3,417
Intuitive Surgical, Inc. *	20	11,608
Medtronic plc	238	21,707
ResMed, Inc.	25	2,648
Stryker Corp.	55	10,857
Teleflex, Inc.	8	2,471
Varian Medical Systems, Inc. *	16	2,286
Zimmer Biomet Holdings, Inc.	36	4,639

		147,495

Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	28	2,207
Anthem, Inc.	46	13,107
Cardinal Health, Inc.	53	2,550
Centene Corp. *	73	3,899
Cigna Corp.	68	10,862
CVS Health Corp.	230	12,431
DaVita, Inc. *	22	1,220
HCA Healthcare, Inc.	47	6,187
Henry Schein, Inc. * (a)	27	1,617
Humana, Inc.	24	6,408
Laboratory Corp. of America Holdings *	18	2,681
McKesson Corp.	34	3,990
Quest Diagnostics, Inc.	24	2,145
UnitedHealth Group, Inc.	171	42,161
Universal Health Services, Inc., Class B	15	1,986
WellCare Health Plans, Inc. *	9	2,397

		115,848

Health Care Technology — 0.1%
Cerner Corp. *	58	3,298

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	71	3,609
Chipotle Mexican Grill, Inc. * (a)	4	3,072
Darden Restaurants, Inc.	22	2,666
Hilton Worldwide Holdings, Inc.	52	4,325
Marriott International, Inc., Class A	50	6,267
McDonald’s Corp. (a)	136	25,826
MGM Resorts International	91	2,326
Norwegian Cruise Line Holdings Ltd. *	39	2,126
Royal Caribbean Cruises Ltd.	30	3,494
Starbucks Corp.	221	16,428
Wynn Resorts Ltd.	17	2,054
Yum! Brands, Inc.	54	5,435

		77,628

Household Durables — 0.3%
DR Horton, Inc.	60	2,499
Garmin Ltd.	22	1,861
Leggett & Platt, Inc. (a)	23	983
Lennar Corp., Class A	51	2,495
Mohawk Industries, Inc. *	11	1,378

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Household Durables — continued
Newell Brands, Inc. (a)	69	1,060
PulteGroup, Inc.	45	1,267
Whirlpool Corp. (a)	11	1,502

		13,045

Household Products — 1.7%
Church & Dwight Co., Inc.	44	3,113
Clorox Co. (The) (a)	23	3,654
Colgate-Palmolive Co.	153	10,495
Kimberly-Clark Corp.	61	7,584
Procter & Gamble Co. (The)	445	46,254

		71,100

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	118	2,128
NRG Energy, Inc.	50	2,121

		4,249

Industrial Conglomerates — 1.5%
3M Co.	102	21,261
General Electric Co.	1,547	15,454
Honeywell International, Inc.	130	20,590
Roper Technologies, Inc.	18	6,296

		63,601

Insurance — 2.3%
Aflac, Inc.	133	6,667
Allstate Corp. (The)	59	5,556
American International Group, Inc.	155	6,653
Aon plc	43	7,280
Arthur J Gallagher & Co.	33	2,555
Assurant, Inc.	11	1,041
Brighthouse Financial, Inc. *	21	752
Chubb Ltd.	81	11,410
Cincinnati Financial Corp. (a)	27	2,313
Everest Re Group Ltd.	7	1,561
Hartford Financial Services Group, Inc. (The)	64	3,176
Lincoln National Corp.	36	2,131
Loews Corp.	49	2,333
Marsh & McLennan Cos., Inc.	90	8,428
MetLife, Inc. (a)	170	7,242
Principal Financial Group, Inc.	46	2,309
Progressive Corp. (The)	104	7,480
Prudential Financial, Inc.	73	6,678
Torchmark Corp.	18	1,477
Travelers Cos., Inc. (The)	47	6,420
Unum Group	38	1,290
Willis Towers Watson plc (a)	23	4,030

		98,782

Interactive Media & Services — 4.8%
Alphabet, Inc., Class A *	53	62,607
Alphabet, Inc., Class C *	55	64,089
Facebook, Inc., Class A *	424	70,663
TripAdvisor, Inc. * (a)	18	940
Twitter, Inc. *	129	4,256

		202,555

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. *	73	130,570
Booking Holdings, Inc. *	8	13,958
eBay, Inc.	153	5,676
Expedia Group, Inc.	21	2,472

		152,676

IT Services — 5.1%
Accenture plc, Class A	113	19,939
Akamai Technologies, Inc. *	29	2,080
Alliance Data Systems Corp.	8	1,417
Automatic Data Processing, Inc.	77	12,366
Broadridge Financial Solutions, Inc.	21	2,132
Cognizant Technology Solutions Corp., Class A	102	7,404
DXC Technology Co.	48	3,066
Fidelity National Information Services, Inc.	57	6,490
Fiserv, Inc. *	70	6,143
FleetCor Technologies, Inc. *	15	3,762
Gartner, Inc. *	16	2,418
Global Payments, Inc.	28	3,823
International Business Machines Corp.	158	22,313
Jack Henry & Associates, Inc.	14	1,903
Mastercard, Inc., Class A	160	37,768
Paychex, Inc.	57	4,555
PayPal Holdings, Inc. *	208	21,649
Total System Services, Inc.	29	2,748
VeriSign, Inc. *	19	3,399
Visa, Inc., Class A	311	48,577
Western Union Co. (The)	77	1,431

		215,383

Leisure Products — 0.1%
Hasbro, Inc.	21	1,749
Mattel, Inc. * (a)	61	798

		2,547

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	56	4,537
Illumina, Inc. *	26	8,116
IQVIA Holdings, Inc. *	28	4,045
Mettler-Toledo International, Inc. *	4	3,185
PerkinElmer, Inc. (a)	20	1,897
Thermo Fisher Scientific, Inc.	72	19,582
Waters Corp. *	13	3,199

		44,561

Machinery — 1.6%
Caterpillar, Inc.	102	13,857
Cummins, Inc.	26	4,061
Deere & Co.	57	9,047
Dover Corp.	26	2,416
Flowserve Corp.	23	1,051
Fortive Corp.	52	4,390
Illinois Tool Works, Inc.	54	7,699
Ingersoll-Rand plc	43	4,645
PACCAR, Inc.	62	4,198
Parker-Hannifin Corp.	23	3,945
Pentair plc (a)	28	1,247
Snap-on, Inc. (a)	10	1,547
Stanley Black & Decker, Inc.	27	3,663
Wabtec Corp.	24	1,747
Xylem, Inc. (a)	32	2,522

		66,035

Media — 1.4%
CBS Corp. (Non-Voting), Class B	62	2,937
Charter Communications, Inc., Class A *	31	10,697

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Media — continued
Comcast Corp., Class A	803	32,088
Discovery, Inc., Class A *	28	748
Discovery, Inc., Class C *	64	1,628
DISH Network Corp., Class A *	41	1,292
Fox Corp., Class A *	63	2,302
Fox Corp., Class B *	29	1,035
Interpublic Group of Cos., Inc. (The) (a)	68	1,437
News Corp., Class A	68	852
News Corp., Class B	22	275
Omnicom Group, Inc. (a)	40	2,901

		58,192

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	257	3,319
Newmont Mining Corp. (a)	95	3,386
Nucor Corp.	54	3,166

		9,871

Multiline Retail — 0.5%
Dollar General Corp.	47	5,573
Dollar Tree, Inc. * (a)	42	4,442
Kohl’s Corp. (a)	29	2,018
Macy’s, Inc.	55	1,313
Nordstrom, Inc.	20	895
Target Corp. (a)	93	7,443

		21,684

Multi-Utilities — 1.1%
Ameren Corp.	43	3,198
CenterPoint Energy, Inc.	89	2,734
CMS Energy Corp. (a)	50	2,797
Consolidated Edison, Inc.	57	4,839
Dominion Energy, Inc.	142	10,889
DTE Energy Co.	32	4,033
NiSource, Inc.	64	1,838
Public Service Enterprise Group, Inc.	90	5,336
Sempra Energy (a)	49	6,129
WEC Energy Group, Inc.	56	4,433

		46,226

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	89	4,038
Apache Corp. (a)	67	2,312
Cabot Oil & Gas Corp.	75	1,964
Chevron Corp.	338	41,592
Cimarex Energy Co.	18	1,260
Concho Resources, Inc.	36	3,955
ConocoPhillips	202	13,454
Devon Energy Corp.	78	2,458
Diamondback Energy, Inc.	27	2,788
EOG Resources, Inc.	103	9,811
Exxon Mobil Corp.	753	60,837
Hess Corp. (a)	45	2,724
HollyFrontier Corp.	28	1,376
Kinder Morgan, Inc.	346	6,922
Marathon Oil Corp.	145	2,431
Marathon Petroleum Corp.	120	7,164
Noble Energy, Inc.	86	2,125
Occidental Petroleum Corp.	133	8,818
ONEOK, Inc.	73	5,109
Phillips 66	75	7,095
Pioneer Natural Resources Co.	30	4,556
Valero Energy Corp.	74	6,295
Williams Cos., Inc. (The)	215	6,180

		205,264

Personal Products — 0.2%
Coty, Inc., Class A (a)	80	921
Estee Lauder Cos., Inc. (The), Class A	39	6,421

		7,342

Pharmaceuticals — 4.7%
Allergan plc	56	8,134
Bristol-Myers Squibb Co.	290	13,842
Eli Lilly & Co.	153	19,915
Johnson & Johnson	473	66,156
Merck & Co., Inc.	459	38,149
Mylan NV *	92	2,597
Nektar Therapeutics *	31	1,040
Perrigo Co. plc	22	1,070
Pfizer, Inc.	987	41,900
Zoetis, Inc.	85	8,565

		201,368

Professional Services — 0.3%
Equifax, Inc.	21	2,542
IHS Markit Ltd. *	65	3,512
Nielsen Holdings plc	63	1,495
Robert Half International, Inc.	21	1,379
Verisk Analytics, Inc.	29	3,864

		12,792

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	56	2,744

Road & Rail — 1.0%
CSX Corp. (a)	138	10,302
JB Hunt Transport Services, Inc.	15	1,566
Kansas City Southern	18	2,080
Norfolk Southern Corp.	48	8,883
Union Pacific Corp.	128	21,478

		44,309

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc. *	157	3,995
Analog Devices, Inc.	65	6,890
Applied Materials, Inc.	169	6,691
Broadcom, Inc.	70	21,167
Intel Corp.	799	42,914
KLA-Tencor Corp.	29	3,505
Lam Research Corp.	27	4,854
Maxim Integrated Products, Inc.	49	2,583
Microchip Technology, Inc. (a)	42	3,493
Micron Technology, Inc. *	199	8,234
NVIDIA Corp.	108	19,337
Qorvo, Inc. *	22	1,565
QUALCOMM, Inc.	215	12,266
Skyworks Solutions, Inc.	31	2,551
Texas Instruments, Inc.	167	17,690
Xilinx, Inc.	45	5,704

		163,439

Software — 6.3%
Adobe, Inc. *	87	23,097
ANSYS, Inc. *	15	2,720
Autodesk, Inc. *	39	6,064
Cadence Design Systems, Inc. *	50	3,164

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Software — continued
Citrix Systems, Inc.	22	2,216
Fortinet, Inc. *	26	2,164
Intuit, Inc.	46	12,035
Microsoft Corp.	1,363	160,798
Oracle Corp.	453	24,321
Red Hat, Inc. *	31	5,739
salesforce.com, Inc. *	136	21,529
Symantec Corp.	114	2,612
Synopsys, Inc. *	27	3,063

		269,522

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	13	2,172
AutoZone, Inc. *	4	4,542
Best Buy Co., Inc.	42	2,956
CarMax, Inc. * (a)	30	2,110
Foot Locker, Inc.	20	1,216
Gap, Inc. (The)	38	994
Home Depot, Inc. (The)	201	38,516
L Brands, Inc.	41	1,119
Lowe’s Cos., Inc.	142	15,582
O’Reilly Automotive, Inc.*	14	5,408
Ross Stores, Inc.	66	6,131
Tiffany & Co.	19	2,035
TJX Cos., Inc. (The)	220	11,702
Tractor Supply Co.	22	2,107
Ulta Beauty, Inc. *	10	3,492

		100,082

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	796	151,205
Hewlett Packard Enterprise Co. (a)	245	3,776
HP, Inc.	273	5,295
NetApp, Inc.	44	3,043
Seagate Technology plc (a)	46	2,182
Western Digital Corp.	52	2,484
Xerox Corp.	36	1,136

		169,121

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd. *	27	1,241
Hanesbrands, Inc.	64	1,148
NIKE, Inc., Class B	224	18,837
PVH Corp.	13	1,641
Ralph Lauren Corp.	9	1,215
Tapestry, Inc.	52	1,674
Under Armour, Inc., Class A * (a)	33	706
Under Armour, Inc., Class C * (a)	34	646
VF Corp.	58	5,010

		32,118

Tobacco — 1.0%
Altria Group, Inc.	333	19,130
Philip Morris International, Inc.	276	24,417

		43,547

Trading Companies & Distributors — 0.2%
Fastenal Co.	51	3,270
United Rentals, Inc. *	14	1,616
WW Grainger, Inc.	8	2,412

		7,298

Water Utilities — 0.1%
American Water Works Co., Inc.	32	3,349

TOTAL COMMON STOCKS (Cost $2,635,800)		4,197,065

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (d) (e) (Cost $56,066)	56,066	56,066

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	39,006	39,010
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (d) (e)	11,068	11,068

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $50,078)		50,078

Total Investments — 101.1% (Cost $2,741,944)		4,303,209
Liabilities in Excess of Other Assets — (1.1%)		(46,335)

Net Assets — 100.0%		4,256,874

Percentages indicated are based on net assets.

Abbreviations

MSCI	Morgan Stanley Capital International

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $49,214,000.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	443	06/2019	USD	62,840	910

					910

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,303,209	$—	$—	$4,303,209

Appreciation in Other Financial Instruments
Futures Contracts (a)	$910	$—	$—	$910

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with a fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. Shares (a)	$51,166	$13,434	$2,763	($378)	($2,559)	$58,900	582	$1,197	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	—	307,000	268,000	10	—	39,010	39,006	461	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	306,555	295,487	—	—	11,068	11,068	155	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	45,445	515,887	505,266	—	—	56,066	56,066	791	—

Total	$96,611	$1,142,876	$1,071,516	($368)	($2,559)	$165,044		$2,604	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.1%
Aerospace & Defense — 1.7%
Huntington Ingalls Industries, Inc.	26	5,287
Spirit AeroSystems Holdings, Inc., Class A	28	2,526
Teledyne Technologies, Inc. *	7	1,683

		9,496

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	9	809

Airlines — 0.3%
United Continental Holdings, Inc. *	19	1,524

Auto Components — 1.0%
Lear Corp.	41	5,564

Automobiles — 0.7%
Thor Industries, Inc.	63	3,904

Banks — 3.5%
Comerica, Inc.	19	1,400
East West Bancorp, Inc.	22	1,070
KeyCorp	91	1,440
Popular, Inc. (Puerto Rico)	169	8,815
Regions Financial Corp.	86	1,211
Signature Bank	18	2,344
SVB Financial Group *	15	3,424

		19,704

Biotechnology — 1.6%
Alkermes plc *	39	1,416
Alnylam Pharmaceuticals, Inc. *	24	2,233
BioMarin Pharmaceutical, Inc. *	1	115
Bluebird Bio, Inc. *	8	1,243
Exelixis, Inc. *	50	1,200
Incyte Corp. *	10	851
Moderna, Inc. * (a)	99	2,021

		9,079

Building Products — 1.3%
Masco Corp.	190	7,457

Capital Markets — 3.1%
E*TRADE Financial Corp.	8	390
Lazard Ltd., Class A	18	658
LPL Financial Holdings, Inc.	103	7,149
MSCI, Inc.	40	7,914
Raymond James Financial, Inc.	16	1,319

		17,430

Chemicals — 1.6%
Cabot Corp.	59	2,464
Eastman Chemical Co.	3	212
Huntsman Corp.	190	4,278
Westlake Chemical Corp.	30	2,002

		8,956

Commercial Services & Supplies — 0.2%
Clean Harbors, Inc. *	18	1,302

Communications Equipment — 0.8%
CommScope Holding Co., Inc. *	23	496
F5 Networks, Inc. *	13	2,103
Juniper Networks, Inc.	74	1,948

		4,547

Construction & Engineering — 1.8%
AECOM *	174	5,168
Jacobs Engineering Group, Inc.	70	5,241

		10,409

Consumer Finance — 0.2%
Discover Financial Services	7	505
Synchrony Financial	18	578

		1,083

Containers & Packaging — 1.4%
Avery Dennison Corp.	6	723
Berry Global Group, Inc. *	131	7,036

		7,759

Diversified Consumer Services — 0.4%
frontdoor, Inc. *	29	1,010
ServiceMaster Global Holdings, Inc. *	33	1,537

		2,547

Electrical Equipment — 0.8%
GrafTech International Ltd.	194	2,479
Regal Beloit Corp.	29	2,341

		4,820

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	26	2,525
Coherent, Inc. *	15	2,112
Dolby Laboratories, Inc., Class A	16	982

		5,619

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	41	1,150

Entertainment — 1.6%
Activision Blizzard, Inc.	27	1,207
Take-Two Interactive Software, Inc. *	78	7,323
Viacom, Inc., Class B	20	550

		9,080

Equity Real Estate Investment Trusts (REITs) — 9.8%
American Homes 4 Rent, Class A	54	1,218
Brixmor Property Group, Inc.	21	391
Camden Property Trust	7	670
CoreSite Realty Corp.	2	246
Douglas Emmett, Inc.	12	465
Equinix, Inc.	18	8,248
Equity Commonwealth	263	8,583
Equity LifeStyle Properties, Inc.	17	1,954
Equity Residential	38	2,892
Gaming and Leisure Properties, Inc.	112	4,312
Healthcare Trust of America, Inc., Class A	62	1,784
Host Hotels & Resorts, Inc.	171	3,226
Hudson Pacific Properties, Inc.	20	681
Invitation Homes, Inc.	124	3,022
Liberty Property Trust	103	4,973
Mid-America Apartment Communities, Inc.	8	893
Paramount Group, Inc.	14	193

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Realty Income Corp.	54		3,943
Regency Centers Corp.	11		736
Retail Properties of America, Inc., Class A	100		1,219
SBA Communications Corp. *	3		599
Sun Communities, Inc.	30		3,532
VICI Properties, Inc.	82		1,796

			55,576

Food Products — 3.3%
Archer-Daniels-Midland Co.	70		3,032
Ingredion, Inc.	35		3,286
Pilgrim’s Pride Corp. *	166		3,698
Post Holdings, Inc. *	23		2,527
Tyson Foods, Inc., Class A	93		6,464

			19,007

Gas Utilities — 1.2%
National Fuel Gas Co.	12		725
UGI Corp.	108		5,994

			6,719

Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc. (The)	1		178
Dentsply Sirona, Inc.	44		2,167
Hill-Rom Holdings, Inc.	55		5,854
Hologic, Inc. *	49		2,347
STERIS plc	3		346
Teleflex, Inc.	5		1,420
Zimmer Biomet Holdings, Inc.	68		8,722

			21,034

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	50		3,984
Cardinal Health, Inc.	60		2,908
Centene Corp. *	88		4,673
DaVita, Inc. *	85		4,609
Premier, Inc., Class A *	116		3,984

			20,158

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc. * (a)	5		3,196
Extended Stay America, Inc.	284		5,096
Wyndham Destinations, Inc.	113		4,588
Yum China Holdings, Inc. (China)	20		889

			13,769

Household Durables — 0.5%
Garmin Ltd.	17		1,425
NVR, Inc. *	—	(b)	1,245

			2,670

Independent Power and Renewable Electricity Producers — 5.6%
AES Corp.	560		10,123
NRG Energy, Inc.	240		10,199
Vistra Energy Corp.	437		11,378

			31,700

Insurance — 3.5%
American Financial Group, Inc.	28		2,684
American National Insurance Co.	2		218
Arch Capital Group Ltd. *	18		580
Assurant, Inc.	4		365
Assured Guaranty Ltd.	18		809
Everest Re Group Ltd.	10		2,224
Fidelity National Financial, Inc.	19		703
First American Financial Corp.	60		3,075
Hanover Insurance Group, Inc. (The)	27		3,060
Hartford Financial Services Group, Inc. (The)	17		830
Lincoln National Corp.	17		992
Old Republic International Corp.	17		352
Progressive Corp. (The)	26		1,889
Willis Towers Watson plc	13		2,266

			20,047

Interactive Media & Services — 0.6%
Twitter, Inc. *	109		3,581

Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	16		1,856
Qurate Retail, Inc. *	48		767

			2,623

IT Services — 6.9%
Black Knight, Inc. *	58		3,184
Booz Allen Hamilton Holding Corp.	32		1,837
Fidelity National Information Services, Inc.	20		2,285
Genpact Ltd.	350		12,295
Sabre Corp.	463		9,895
Square, Inc., Class A *	9		682
Total System Services, Inc.	43		4,114
Worldpay, Inc., Class A *	45		5,107

			39,399

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	50		3,987

Machinery — 3.2%
Allison Transmission Holdings, Inc.	45		2,017
Crane Co.	49		4,172
Gardner Denver Holdings, Inc. *	114		3,156
Ingersoll-Rand plc	52		5,646
Timken Co. (The)	60		2,617
Wabtec Corp.	7		487

			18,095

Media — 0.2%
DISH Network Corp., Class A *	20		627
Omnicom Group, Inc.	9		635

			1,262

Metals & Mining — 0.9%
Reliance Steel & Aluminum Co.	5		451
Steel Dynamics, Inc.	129		4,543

			4,994

Mortgage Real Estate Investment Trusts (REITs) — 0.0% (c)
Two Harbors Investment Corp.	18		240

Multiline Retail — 1.0%
Dollar General Corp.	3		310
Dollar Tree, Inc. *	26		2,773
Kohl’s Corp.	36		2,490

			5,573

Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	43		1,317

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — 3.3%
Cabot Oil & Gas Corp.	78	2,033
Devon Energy Corp.	127	4,002
Marathon Oil Corp.	329	5,493
Marathon Petroleum Corp.	39	2,304
PBF Energy, Inc., Class A	74	2,311
Valero Energy Corp.	12	1,043
Williams Cos., Inc. (The)	31	890
WPX Energy, Inc. *	70	911

		18,987

Paper & Forest Products — 0.5%
Domtar Corp.	59	2,929

Personal Products — 0.8%
Herbalife Nutrition Ltd. *	73	3,868
Nu Skin Enterprises, Inc., Class A	16	761

		4,629

Pharmaceuticals — 1.2%
Elanco Animal Health, Inc. *	51	1,629
Mylan NV *	86	2,437
Nektar Therapeutics *	29	975
Perrigo Co. plc	35	1,695

		6,736

Professional Services — 2.9%
IHS Markit Ltd. *	106	5,786
ManpowerGroup, Inc.	64	5,300
Nielsen Holdings plc	56	1,333
TransUnion	62	4,164

		16,583

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	40	1,978

Road & Rail — 1.4%
Landstar System, Inc.	10	1,061
Lyft, Inc., Class A *	15	1,175
Schneider National, Inc., Class B	263	5,536

		7,772

Semiconductors & Semiconductor Equipment — 4.0%
KLA-Tencor Corp.	19	2,245
Lam Research Corp.	46	8,198
Marvell Technology Group Ltd.	298	5,923
MKS Instruments, Inc.	27	2,494
ON Semiconductor Corp. *	189	3,892
Teradyne, Inc.	6	227

		22,979

Software — 3.3%
CDK Global, Inc.	19	1,100
Nuance Communications, Inc. *	223	3,767
Symantec Corp.	500	11,502
Teradata Corp. *	50	2,165

		18,534

Specialty Retail — 4.7%
AutoZone, Inc. *	2	1,843
Best Buy Co., Inc.	92	6,552
Burlington Stores, Inc. *	5	783
Foot Locker, Inc.	181	10,938
O’Reilly Automotive, Inc. *	17	6,524

		26,640

Technology Hardware, Storage & Peripherals — 2.5%
Dell Technologies, Inc., Class C *	177	10,360
NCR Corp. *	61	1,659
Xerox Corp.	70	2,242

		14,261

Trading Companies & Distributors — 0.8%
HD Supply Holdings, Inc. *	54	2,332
WESCO International, Inc. *	45	2,386

		4,718

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.	45	1,395
United States Cellular Corp. *	23	1,074

		2,469

TOTAL COMMON STOCKS (Cost $449,765)		553,205

SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 2.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (d) (e) (Cost $13,096)	13,096	13,096

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (d) (e) (Cost $3,030)	3,030	3,030

Total Investments — 99.9% (Cost $465,891)		569,331
Other Assets Less Liabilities — 0.1%		571

Net Assets — 100.0%		569,902

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Abbreviations

MSCI	Morgan Stanley Capital International

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $3,036,000.
(b)	Amount rounds to less than one thousand.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	87	06/2019	USD	16,545	201

					201

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$569,331	$—	$—	$569,331

Appreciation in Other Financial Instruments
Futures Contracts (a)	$201	$—	$—	$201

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	$—	$19,223	$16,193	$—	$—	$3,030	3,030	$20	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	7,288	248,392	242,584	—	—	13,096	13,096	172	—

Total	$7,288	$267,615	$258,777	$—	$—	$16,126		$192	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.8%
Alternative Assets — 2.5%
JPMorgan Research Market Neutral Fund Class L Shares * (a)	2,000	30,673
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	5,959	85,927

Total Alternative Assets		116,600

Fixed Income — 46.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	86,803	1,000,840
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	58,233	479,259
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,842	46,622
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	13,218	121,207
JPMorgan High Yield Fund Class R6 Shares (a)	17,684	127,145
JPMorgan Income Fund Class R6 Shares (a)	1,547	14,514
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,759	68,605
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	20,111	201,912
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	7,583	87,275
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,252	41,244

Total Fixed Income		2,188,623

International Equity — 15.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	5,616	71,328
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,805	81,442
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,691	88,331
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	7,780	160,804
JPMorgan International Equity Fund Class R6 Shares (a)	4,024	65,676
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	14,139	242,066

Total International Equity		709,647

U.S. Equity — 34.3%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,758	100,649
JPMorgan Intrepid America Fund Class R6 Shares (a)	8,557	311,493
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,907	161,179
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	3,767	153,266
JPMorgan Large Cap Value Fund Class R6 Shares (a)	8,224	112,170
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	15,781	154,335
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,067	39,143
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,679	42,966
JPMorgan U.S. Equity Fund Class R6 Shares (a)	28,060	429,603
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,774	95,219

Total U.S. Equity		1,600,023

TOTAL INVESTMENT COMPANIES (Cost $3,905,620)		4,614,893

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b) (Cost $55,571)	55,571	55,571

Total Investments — 100.0% (Cost $3,961,191)		4,670,464
Other Assets Less Liabilities — 0.0% (c)		2,253

Net Assets — 100.0%		4,672,717

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,670,464	$—	$—	$4,670,464

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$981,915	$64,791	$67,803	$(3,336)	$25,273	$1,000,840	86,803	$21,750	$937
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	475,808	18,453	25,272	(1,046)	11,316	479,259	58,233	11,563	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	69,037	5,976	—	—	(3,685)	71,328	5,616	2,128	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	48,007	1,840	4,473	(358)	1,606	46,622	5,842	1,839	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	69,191	8,723	—	—	3,528	81,442	2,805	687	—
JPMorgan Equity Income Fund Class R6 Shares (a)	95,291	4,480	1,393	(37)	2,308	100,649	5,758	1,866	2,614
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	100,554	2,592	5,490	(1,063)	(8,262)	88,331	3,691	2,593	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	159,680	5,357	41,163	(3,974)	1,307	121,207	13,218	5,357	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	158,803	15,328	1,837	(3)	(11,487)	160,804	7,780	4,628	10,700
JPMorgan High Yield Fund Class R6 Shares (a)	115,120	13,126	933	(6)	(162)	127,145	17,684	5,285	—
JPMorgan Income Fund Class R6 Shares (a)	—	14,507	—	—	7	14,514	1,547	8	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	71,937	1,184	4,725	(243)	452	68,605	6,759	1,184	—
JPMorgan International Equity Fund Class R6 Shares (a)	71,380	4,846	6,032	(360)	(4,158)	65,676	4,024	1,735	704
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	255,800	13,212	10,123	(1,385)	(15,438)	242,066	14,139	8,399	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	334,210	51,154	38,456	423	(35,838)	311,493	8,557	4,815	39,779
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	166,954	19,411	16,331	3,872	(12,727)	161,179	2,907	1,787	15,437
JPMorgan Intrepid Mid Cap Fund Class R6 Shares (a)	42,708	—	44,195	29,175	(27,688)	—	—	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	164,998	22,691	26,430	8,400	(16,393)	153,266	3,767	109	18,209
JPMorgan Large Cap Value Fund Class R6 Shares (a)	120,562	8,776	7,454	(447)	(9,267)	112,170	8,224	1,400	7,376
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	198,725	10,807	8,812	(41)	1,233	201,912	20,111	3,917	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	168,844	21,944	7,362	(1,303)	(27,788)	154,335	15,781	2,311	17,446
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	—	38,936	1,394	(87)	1,688	39,143	1,067	—	2,085
JPMorgan Research Market Neutral Fund Class L Shares *(a)	48,535	396	18,891	46	587	30,673	2,000	—	397
JPMorgan Small Cap Value Fund Class R6 Shares (a)	36,773	13,619	—	—	(7,426)	42,966	1,679	308	3,946
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	96,681	2,241	11,066	(429)	(152)	87,275	7,583	2,241	—
JPMorgan Systematic Alpha Fund Class R6 Shares *(a)	93,933	27	7,343	(551)	(139)	85,927	5,959	—	27
JPMorgan U.S. Equity Fund Class R6 Shares (a)	450,876	63,254	56,948	8,812	(36,391)	429,603	28,060	3,893	46,549
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	51,163	217,028	212,620	—	—	55,571	55,571	816	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	43,571	1,303	3,187	(236)	(207)	41,244	4,252	1,304	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	91,976	6,126	—	—	(2,883)	95,219	2,774	1,758	4,369

Total	$4,783,032	$652,128	$629,733	$35,823	$(170,786)	$4,670,464		$93,681	$170,575

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.8%
Alternative Assets — 3.0%
JPMorgan Research Market Neutral Fund Class L Shares * (a)	1,323	20,302
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	5,489	79,146

Total Alternative Assets		99,448

Fixed Income — 66.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	89,784	1,035,208
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	52,944	435,731
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,327	34,533
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	10,918	100,116
JPMorgan Government Bond Fund Class R6 Shares (a)	3,506	36,742
JPMorgan High Yield Fund Class R6 Shares (a)	8,385	60,288
JPMorgan Income Fund Class R6 Shares (a)	9,351	87,713
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,054	61,446
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	27,929	280,410
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	5,580	64,225
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,411	33,091

Total Fixed Income		2,229,503

International Equity — 9.3%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	3,145	39,939
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,578	45,808
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,228	29,386
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	2,151	44,451
JPMorgan International Equity Fund Class R6 Shares (a)	1,849	30,184
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,242	123,984

Total International Equity		313,752

U.S. Equity — 20.0%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,366	58,844
JPMorgan Intrepid America Fund Class R6 Shares (a)	4,321	157,286
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,575	87,320
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	986	40,106
JPMorgan Large Cap Value Fund Class R6 Shares (a)	1,480	20,188
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	4,051	39,617
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	876	32,124
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,090	27,895
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,058	153,988
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,507	51,734

Total U.S. Equity		669,102

TOTAL INVESTMENT COMPANIES (Cost $2,959,055)		3,311,805

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b) (Cost $39,405)	39,405	39,405

Total Investments — 100.0% (Cost $2,998,460)		3,351,210
Liabilities in Excess of Other Assets — 0.0% (c)		(119)

Net Assets — 100.0%		3,351,091

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,351,210	$—	$—	$3,351,210

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,035,932	$42,717	$66,350	$(3,203)	$26,112	$1,035,208	89,784	$22,726	$984
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	441,486	14,614	29,733	(739)	10,103	435,731	52,944	10,638	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	39,407	2,591	—	—	(2,059)	39,939	3,145	1,192	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	34,571	1,327	2,324	(151)	1,110	34,533	4,327	1,328	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	39,084	4,780	—	—	1,944	45,808	1,578	380	—
JPMorgan Equity Income Fund Class R6 Shares (a)	61,452	2,670	6,912	2,024	(390)	58,844	3,366	1,121	1,550
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	33,638	869	1,972	(345)	(2,804)	29,386	1,228	867	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	140,635	4,618	42,916	(4,180)	1,959	100,116	10,918	4,619	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	44,743	4,186	1,407	440	(3,511)	44,451	2,151	1,264	2,923
JPMorgan Government Bond Fund Class R6 Shares (a)	39,915	717	4,679	(367)	1,156	36,742	3,506	717	—
JPMorgan High Yield Fund Class R6 Shares (a)	54,347	8,750	2,765	130	(174)	60,288	8,385	2,442	—
JPMorgan Income Fund Class R6 Shares (a)	72,048	17,833	3,500	(107)	1,439	87,713	9,351	2,838	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	66,412	1,066	6,218	(250)	436	61,446	6,054	1,065	—
JPMorgan International Equity Fund Class R6 Shares (a)	34,535	1,865	3,982	(207)	(2,027)	30,184	1,849	828	336
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	138,065	8,266	13,427	(1,922)	(6,998)	123,984	7,242	4,464	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	180,679	28,061	33,259	6,476	(24,671)	157,286	4,321	2,509	20,724
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	87,986	15,314	11,489	3,029	(7,520)	87,320	1,575	971	8,391
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	42,926	6,527	7,079	1,477	(3,745)	40,106	986	29	4,888
JPMorgan Large Cap Value Fund Class R6 Shares (a)	22,685	1,649	2,333	132	(1,945)	20,188	1,480	261	1,388
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	291,305	9,935	22,491	(53)	1,714	280,410	27,929	5,628	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	43,619	7,583	4,391	121	(7,315)	39,617	4,051	578	4,365
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	32,967	6,556	8,769	1,451	(81)	32,124	876	—	1,964
JPMorgan Research Market Neutral Fund Class L Shares *(a)	35,731	290	16,225	110	396	20,302	1,323	—	289
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,112	8,004	2,071	37	(5,187)	27,895	1,090	215	2,761
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	69,746	1,645	6,762	(222)	(182)	64,225	5,580	1,646	—
JPMorgan Systematic Alpha Fund Class R6 Shares *(a)	86,705	23	6,947	(517)	(118)	79,146	5,489	—	25
JPMorgan U.S. Equity Fund Class R6 Shares (a)	168,805	26,769	31,666	5,660	(15,580)	153,988	10,058	1,412	17,188
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	34,913	224,872	220,380	—	—	39,405	39,405	555	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	36,494	1,033	4,093	(271)	(72)	33,091	3,411	1,034	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	58,233	3,610	8,568	2,052	(3,593)	51,734	1,507	1,036	2,573

Total	$3,496,176	$458,740	$572,708	$10,605	$(41,603)	$3,351,210		$72,363	$70,349

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.7%
Alternative Assets — 2.1%
JPMorgan Research Market Neutral Fund Class L Shares * (a)	900	13,804
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	3,050	43,975

Total Alternative Assets		57,779

Fixed Income — 30.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	38,288	441,457
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,064	181,583
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,719	13,718
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,213	56,972
JPMorgan High Yield Fund Class R6 Shares (a)	8,308	59,733
JPMorgan Income Fund Class R6 Shares (a)	1,014	9,510
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,728	37,834
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	3,967	39,828
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	2,270	26,132

Total Fixed Income		866,767

International Equity — 19.2%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	4,003	50,834
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,952	56,670
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,864	68,536
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	5,370	111,002
JPMorgan International Equity Fund Class R6 Shares (a)	3,987	65,066
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	8,620	147,577
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	2,010	40,237

Total International Equity		539,922

U.S. Equity — 46.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,302	57,713
JPMorgan Intrepid America Fund Class R6 Shares (a)	7,677	279,451
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,584	87,817
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	4,621	188,037
JPMorgan Large Cap Value Fund Class R6 Shares (a)	11,326	154,483
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	10,949	107,079
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,004	36,833
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,548	39,613
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,428	297,439
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,630	55,954

Total U.S. Equity		1,304,419

TOTAL INVESTMENT COMPANIES (Cost $2,163,943)		2,768,887

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b) (Cost $36,524)	36,524	36,524

Total Investments — 100.0% (Cost $2,200,467)		2,805,411
Other Assets Less Liabilities — 0.0% (c)		877

Net Assets — 100.0%		2,806,288

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,805,411	$—	$—	$2,805,411

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares *(a)	$8,720	$—	$8,400	($3,665)	$3,345	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	414,864	49,664	32,692	(1,434)	11,055	441,457	38,288	9,415	404
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	180,555	13,940	16,733	(534)	4,355	181,583	22,064	4,357	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	48,708	4,722	—	—	(2,596)	50,834	4,003	1,517	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,695	547	1,889	(138)	503	13,718	1,719	546	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	49,185	5,028	—	—	2,457	56,670	1,952	482	—
JPMorgan Equity Income Fund Class R6 Shares (a)	54,937	2,581	1,109	(12)	1,316	57,713	3,302	1,074	1,507
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	76,593	3,396	4,313	(935)	(6,205)	68,536	2,864	2,015	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	82,216	2,651	26,569	(2,022)	696	56,972	6,213	2,650	—	(b)
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	110,561	10,670	2,190	(250)	(7,789)	111,002	5,370	3,222	7,449
JPMorgan High Yield Fund Class R6 Shares (a)	56,289	6,635	3,129	127	(189)	59,733	8,308	2,506	—
JPMorgan Income Fund Class R6 Shares (a)	—	9,505	—	—	5	9,510	1,014	6	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	39,717	669	2,625	(179)	252	37,834	3,728	670	—
JPMorgan International Equity Fund Class R6 Shares (a)	72,997	3,617	6,902	(278)	(4,368)	65,066	3,987	1,743	707
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	153,200	7,951	3,522	(639)	(9,413)	147,577	8,620	5,031	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	37,306	5,556	1,915	(228)	(482)	40,237	2,010	948	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	305,105	43,150	37,363	8,641	(40,082)	279,451	7,677	4,294	35,472
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	91,877	9,071	8,658	4,758	(9,231)	87,817	1,584	941	8,128
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	191,527	27,727	21,151	7,624	(17,690)	188,037	4,621	133	22,173
JPMorgan Large Cap Value Fund Class R6 Shares (a)	167,698	11,714	12,359	442	(13,012)	154,483	11,326	1,864	9,850
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	37,139	4,853	2,396	(12)	244	39,828	3,967	746	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	117,222	14,827	5,020	(560)	(19,390)	107,079	10,949	1,585	11,966
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	32,984	6,189	3,567	(59)	1,286	36,833	1,004	—	2,150
JPMorgan Research Market Neutral Fund Class L Shares *(a)	22,833	180	9,517	73	235	13,804	900	—	179
JPMorgan Small Cap Value Fund Class R6 Shares (a)	39,553	10,026	2,280	126	(7,812)	39,613	1,548	315	4,092
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	28,798	688	3,164	(140)	(50)	26,132	2,270	689	—
JPMorgan Systematic Alpha Fund Class R6 Shares *(a)	49,414	14	5,087	(379)	13	43,975	3,050	—	15
JPMorgan U.S. Equity Fund Class R6 Shares (a)	318,346	38,592	40,727	8,274	(27,046)	297,439	19,428	2,681	32,079
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	28,619	134,922	127,017	—	—	36,524	36,524	521	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	54,048	3,601	—	—	(1,695)	55,954	1,630	1,033	2,567

Total	$2,885,706	$432,686	$390,294	$18,601	($141,288)	$2,805,411		$50,984	$138,738

*	Non-income producing security.
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.3%
Alternative Assets — 1.1%
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	2,064	29,761

Fixed Income — 11.2%
JPMorgan Core Bond Fund Class R6 Shares (a)	17,773	204,925
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,036	33,219
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,568	12,513
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,890	17,335
JPMorgan High Yield Fund Class R6 Shares (a)	4,238	30,472

Total Fixed Income		298,464

International Equity — 25.4%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	4,544	57,711
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,223	64,540
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	3,430	82,071
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	4,127	85,303
JPMorgan International Equity Fund Class R6 Shares (a)	7,152	116,719
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	11,033	188,886
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	4,249	85,055

Total International Equity		680,285

U.S. Equity — 60.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,022	52,826
JPMorgan Intrepid America Fund Class R6 Shares (a)	8,267	300,901
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	2,455	136,082
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	5,684	231,267
JPMorgan Large Cap Value Fund Class R6 Shares (a)	18,710	255,200
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	15,115	147,824
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,108	40,657
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,554	39,767
JPMorgan U.S. Equity Fund Class R6 Shares (a)	23,637	361,878
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,536	52,730
Total U.S. Equity		1,619,132

TOTAL INVESTMENT COMPANIES (Cost $2,003,046)		2,627,642

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (a) (b) (Cost $45,506)	45,506	45,506

Total Investments — 100.0% (Cost $2,048,552)		2,673,148
Other Assets Less Liabilities — 0.0% (c)		814

Net Assets — 100.0%		2,673,962

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,673,148	$—	$—	$2,673,148

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain shares of the Underlying Funds. Amounts in the table below are in thousands.

	For the period ended March 31 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Commodities Strategy Fund Class R6 Shares *(a)	$10,326	$—	$9,946	$(4,084)	$3,704	$—	—	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	189,316	27,888	16,736	(790)	5,247	204,925	17,773	4,314	185
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	31,526	5,411	4,399	(230)	911	33,219	4,036	760	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	55,382	5,288	—	—	(2,959)	57,711	4,544	1,722	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	12,631	488	946	(86)	426	12,513	1,568	488	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	55,999	5,696	—	—	2,845	64,540	2,223	554	—
JPMorgan Equity Income Fund Class R6 Shares (a)	49,325	2,322	—	—	1,179	52,826	3,022	969	1,353
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	89,222	3,728	2,511	(620)	(7,748)	82,071	3,430	2,337	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	26,864	861	9,912	(453)	(25)	17,335	1,890	861	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	78,941	12,415	—	—	(6,053)	85,303	4,127	2,426	5,609
JPMorgan High Yield Fund Class R6 Shares (a)	26,479	4,798	762	(24)	(19)	30,472	4,238	1,214	—
JPMorgan International Equity Fund Class R6 Shares (a)	122,949	6,917	5,494	(772)	(6,881)	116,719	7,152	2,954	1,199
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	191,968	11,578	2,067	(724)	(11,869)	188,886	11,033	6,355	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	81,140	7,740	2,021	(355)	(1,449)	85,055	4,249	1,957	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	312,260	42,907	21,244	1,119	(34,141)	300,901	8,267	4,480	37,014
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	135,563	13,930	6,258	3,163	(10,316)	136,082	2,455	1,445	12,486
JPMorgan Intrepid Mid Cap Fund Class R6 Shares(a)	13,575	—	13,858	8,920	(8,637)	—	—	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	234,666	28,308	19,366	8,561	(20,902)	231,267	5,684	161	26,734
JPMorgan Large Cap Value Fund Class R6 Shares (a)	262,832	18,859	5,779	(43)	(20,669)	255,200	18,710	3,021	15,838
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	155,581	19,147	—	—	(26,904)	147,824	15,115	2,129	16,076
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	36,325	3,116	—	—	1,216	40,657	1,108	—	2,174
JPMorgan Small Cap Value Fund Class R6 Shares (a)	38,772	9,718	1,087	44	(7,680)	39,767	1,554	313	4,047
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	31,444	9	1,472	(107)	(113)	29,761	2,064	—	9
JPMorgan U.S. Equity Fund Class R6 Shares (a)	377,397	42,677	33,931	1,783	(26,048)	361,878	23,637	3,283	39,393
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a) (b)	33,130	106,974	94,598	—	—	45,506	45,506	555	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	50,934	3,392	—	—	(1,596)	52,730	1,536	974	2,419

Total	$2,704,547	$384,167	$252,387	$15,302	$(178,481)	$2,673,148		$43,272	$164,536

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2019.

*	Non-income producing security.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.6%
Aerospace & Defense — 3.1%
Boeing Co. (The)	1,227	468,002

Airlines — 0.3%
Delta Air Lines, Inc.	327	16,890
Southwest Airlines Co.	451	23,388

		40,278

Automobiles — 0.5%
Tesla, Inc. * (a)	289	80,796

Beverages — 0.8%
Monster Beverage Corp. *	2,279	124,363

Biotechnology — 1.4%
Regeneron Pharmaceuticals, Inc. *	39	15,850
Vertex Pharmaceuticals, Inc. *	1,070	196,859

		212,709

Capital Markets — 4.1%
Charles Schwab Corp. (The)	2,471	105,657
Intercontinental Exchange, Inc.	1,239	94,332
MarketAxess Holdings, Inc. (a)	183	45,131
MSCI, Inc.	164	32,530
S&P Global, Inc.	1,575	331,595

		609,245

Chemicals — 0.9%
Ecolab, Inc.	86	15,182
Sherwin-Williams Co. (The)	271	116,852

		132,034

Electrical Equipment — 0.2%
Rockwell Automation, Inc.	189	33,109

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	571	53,897

Entertainment — 3.0%
Activision Blizzard, Inc.	656	29,849
Netflix, Inc. *	1,173	418,281

		448,130

Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc.	232	105,292

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	892	216,061

Health Care Equipment & Supplies — 9.9%
Abbott Laboratories	1,487	118,863
ABIOMED, Inc. *	191	54,462
Becton Dickinson and Co.	1,003	250,404
Boston Scientific Corp. *	9,007	345,685
DexCom, Inc. *	2,076	247,264
Intuitive Surgical, Inc. *	789	450,287

		1,466,965

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	980	242,197

Health Care Technology — 0.9%
Veeva Systems, Inc., Class A *	1,080	136,996

Hotels, Restaurants & Leisure — 0.6%
Chipotle Mexican Grill, Inc. * (a)	127	89,925

Industrial Conglomerates — 3.1%
Honeywell International, Inc.	863	137,100
Roper Technologies, Inc.	928	317,348

		454,448

Interactive Media & Services — 6.6%
Alphabet, Inc., Class C *	572	671,089
Facebook, Inc., Class A *	395	65,763
Match Group, Inc. (a)	2,691	152,355
Twitter, Inc. *	2,889	94,990

		984,197

Internet & Direct Marketing Retail — 8.7%
Amazon.com, Inc. *	496	882,370
Booking Holdings, Inc. *	24	41,337
GrubHub, Inc. * (a)	686	47,629
MercadoLibre, Inc. (Argentina) *	468	237,364
Wayfair, Inc., Class A * (a)	592	87,823

		1,296,523

IT Services — 13.7%
Mastercard, Inc., Class A	2,910	685,089
PayPal Holdings, Inc. *	4,584	476,007
Shopify, Inc., Class A (Canada) * (a)	537	111,017
Square, Inc., Class A * (a)	1,503	112,575
Visa, Inc., Class A	2,674	417,699
Worldpay, Inc., Class A *	2,032	230,598

		2,032,985

Life Sciences Tools & Services — 3.7%
Illumina, Inc. *	912	283,404
Thermo Fisher Scientific, Inc.	971	265,908

		549,312

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,541	255,030

Professional Services — 1.2%
CoStar Group, Inc. *	387	180,598

Road & Rail — 1.1%
Lyft, Inc., Class A *	243	19,040
Norfolk Southern Corp.	767	143,326

		162,366

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc. * (a)	4,470	114,074
NVIDIA Corp.	751	134,844
Texas Instruments, Inc.	1,443	153,080
Xilinx, Inc. (a)	429	54,406

		456,404

Software — 13.3%
Adobe, Inc. *	296	78,881
Atlassian Corp. plc, Class A *	1,141	128,248
Microsoft Corp.	5,979	705,140
salesforce.com, Inc. *	2,462	389,923
ServiceNow, Inc. *	1,779	438,567
Synopsys, Inc. *	631	72,706
Trade Desk, Inc. (The), Class A * (a)	837	165,704

		1,979,169

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 3.4%
Home Depot, Inc. (The)	1,412	270,898
Ross Stores, Inc.	2,549	237,347

		508,245

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	3,219	611,357

Textiles, Apparel & Luxury Goods — 2.0%
Lululemon Athletica, Inc. *	1,816	297,604

TOTAL COMMON STOCKS (Cost $7,591,201)		14,228,237

SHORT-TERM INVESTMENTS — 4.7%
INVESTMENT COMPANIES — 4.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $694,907)	694,907	694,907

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	310,037	310,068
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	61,783	61,784

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $371,852)		371,852

Total Investments — 102.8% (Cost $8,657,960)		15,294,996
Liabilities in Excess of Other Assets — (2.8%)		(413,290)

Net Assets — 100.0%		14,881,706

Percentages indicated are based on net assets.

Abbreviations

MSCI	Morgan Stanley Capital International
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $370,333,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,294,996	$—	$—	$15,294,996

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	$—	$1,051,500	$741,500	$68	$—	$310,068	310,037	$2,945	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	653,457	591,673	—	—	61,784	61,783	809	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	255,806	2,723,325	2,284,224	—	—	694,907	694,907	6,176	—

Total	$255,806	$4,428,282	$3,617,397	$68	$—	$1,066,759		$9,930	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.0%
Aerospace & Defense — 1.6%
General Dynamics Corp.	105	17,724
Northrop Grumman Corp.	28	7,441

		25,165

Airlines — 1.7%
Delta Air Lines, Inc.	118	6,095
Southwest Airlines Co.	389	20,172

		26,267

Auto Components — 0.7%
Delphi Technologies plc	273	5,250
Lear Corp.	46	6,175

		11,425

Automobiles — 1.1%
Ford Motor Co.	430	3,772
General Motors Co.	354	13,130

		16,902

Banks — 9.2%
Bank of America Corp.	1,317	36,339
Cathay General Bancorp	160	5,429
Citigroup, Inc.	388	24,124
Citizens Financial Group, Inc.	519	16,881
East West Bancorp, Inc.	294	14,079
Huntington Bancshares, Inc.	533	6,752
KeyCorp	1,786	28,131
Wells Fargo & Co.	167	8,058

		139,793

Beverages — 0.5%
Coca-Cola Co. (The)	161	7,559

Biotechnology — 0.6%
Alexion Pharmaceuticals, Inc. *	52	7,016
Biogen, Inc. *	12	2,884

		9,900

Building Products — 0.4%
Owens Corning	136	6,418

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	50	9,542
Morgan Stanley	653	27,535

		37,077

Chemicals — 5.7%
Celanese Corp.	259	25,530
Eastman Chemical Co.	300	22,779
FMC Corp.	495	38,026

		86,335

Consumer Finance — 0.4%
Capital One Financial Corp.	84	6,870

Containers & Packaging — 1.4%
Crown Holdings, Inc. *	279	15,247
Westrock Co.	146	5,587

		20,834

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B *	189	37,888

Electric Utilities — 2.0%
American Electric Power Co., Inc.	179	14,983
Edison International	117	7,269
Xcel Energy, Inc.	150	8,437

		30,689

Electrical Equipment — 1.0%
Eaton Corp. plc	190	15,298

Entertainment — 0.4%
Electronic Arts, Inc. *	57	5,834

Equity Real Estate Investment Trusts (REITs) — 5.3%
American Campus Communities, Inc.	96	4,582
Brixmor Property Group, Inc.	415	7,616
Federal Realty Investment Trust	58	7,940
HCP, Inc.	240	7,518
Macerich Co. (The)	103	4,478
Mid-America Apartment Communities, Inc.	81	8,878
Prologis, Inc.	163	11,692
Ventas, Inc.	237	15,149
Weyerhaeuser Co.	175	4,617
WP Carey, Inc.	98	7,708

		80,178

Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc. *	167	3,593
Walmart, Inc.	153	14,922

		18,515

Food Products — 2.4%
Conagra Brands, Inc.	393	10,913
General Mills, Inc.	87	4,492
Kraft Heinz Co. (The)	106	3,451
Mondelez International, Inc., Class A	352	17,557

		36,413

Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp. *	154	5,922
Medtronic plc	161	14,636
Zimmer Biomet Holdings, Inc.	208	26,600

		47,158

Health Care Providers & Services — 4.4%
Cigna Corp.	217	34,834
CVS Health Corp.	317	17,101
DaVita, Inc. *	276	14,989

		66,924

Hotels, Restaurants & Leisure — 1.4%
International Game Technology plc	179	2,325
Norwegian Cruise Line Holdings Ltd. *	199	10,932
Royal Caribbean Cruises Ltd.	69	7,909

		21,166

Household Durables — 2.1%
Lennar Corp., Class A	664	32,587

Insurance — 4.2%
Chubb Ltd.	111	15,563
Hartford Financial Services Group, Inc. (The)	171	8,497
Lincoln National Corp.	420	24,678
MetLife, Inc.	195	8,318
Travelers Cos., Inc. (The)	47	6,405

		63,461

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Interactive Media & Services — 1.5%
Alphabet, Inc., Class A *	13	15,182
Alphabet, Inc., Class C *	7	7,861

		23,043

Internet & Direct Marketing Retail — 0.4%
Expedia Group, Inc.	55	6,545

IT Services — 0.4%
Fidelity National Information Services, Inc.	61	6,899

Leisure Products — 0.6%
Brunswick Corp.	177	8,898

Machinery — 2.8%
Ingersoll-Rand plc	120	12,965
PACCAR, Inc.	313	21,321
Stanley Black & Decker, Inc.	63	8,592

		42,878

Media — 6.7%
Altice USA, Inc., Class A	616	13,227
Charter Communications, Inc., Class A *	104	36,218
Comcast Corp., Class A	1,335	53,357

		102,802

Multiline Retail — 0.5%
Dollar Tree, Inc. *	70	7,353

Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	236	29,058
Concho Resources, Inc.	60	6,613
Diamondback Energy, Inc.	187	18,956
EOG Resources, Inc.	64	6,111
Marathon Petroleum Corp.	416	24,874
Occidental Petroleum Corp.	490	32,418
Pioneer Natural Resources Co.	224	34,080
TransCanada Corp. (Canada)	225	10,129

		162,239

Pharmaceuticals — 6.7%
Allergan plc	58	8,536
Elanco Animal Health, Inc. *	42	1,341
Eli Lilly & Co.	120	15,618
Merck & Co., Inc.	388	32,262
Pfizer, Inc.	1,037	44,037

		101,794

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	179	18,875
First Solar, Inc. *	98	5,173
Intel Corp.	119	6,369
NVIDIA Corp.	32	5,818
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	300	12,292
Texas Instruments, Inc.	97	10,320

		58,847

Software — 0.8%
LogMeIn, Inc.	55	4,390
Microsoft Corp.	73	8,574

		12,964

Specialty Retail — 2.6%
Advance Auto Parts, Inc.	91	15,586
Best Buy Co., Inc.	98	6,964
Lowe’s Cos., Inc.	151	16,486

		39,036

Textiles, Apparel & Luxury Goods — 1.3%
Levi Strauss & Co., Class A *	141	3,323
PVH Corp.	107	13,042
Tapestry, Inc.	121	3,915

		20,280

Tobacco — 1.2%
Philip Morris International, Inc.	204	18,032

Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc. *	283	19,583

TOTAL COMMON STOCKS (Cost $1,387,052)		1,481,849

	No. of Warrants (000)
WARRANTS — 0.0% (a)
Consumer Finance — 0.0% (a)
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * (Cost $ —)	36	—	(b)

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (c) (d) (Cost $43,707)	43,707	43,707

Total Investments — 99.9% (Cost $1,430,759)		1,525,556
Other Assets Less Liabilities — 0.1%		825

Net Assets — 100.0%		1,526,381

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Amount rounds to less than one thousand.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,525,556	$—	(b)	$—	$1,525,556

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares(a)	$—	$44,000	$44,000	$—	$—	$—	—	$41	$—
JPMorgan U.S. Government Money Market Fund Class IM Share(a)	—	79,371	79,371	—	—	—	—	44	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	90,740	706,854	753,887	—	—	43,707	43,707	589	—

Total	$90,740	$830,225	$877,258	$—	$—	$43,707		$674	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.0%
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc. * (a)	23	803
Axon Enterprise, Inc. *	22	1,213
Curtiss-Wright Corp.	16	1,814
Moog, Inc., Class A	21	1,850
Teledyne Technologies, Inc.*	14	3,271
Triumph Group, Inc. (a)	17	326

		9,277

Air Freight & Logistics — 0.4%
Echo Global Logistics, Inc. *	11	263
Forward Air Corp.	12	757
Hub Group, Inc., Class A *	66	2,690

		3,710

Airlines — 0.5%
Allegiant Travel Co.	5	609
Hawaiian Holdings, Inc.	20	522
JetBlue Airways Corp. *	144	2,361
SkyWest, Inc.	32	1,721

		5,213

Auto Components — 0.8%
Adient plc (a)	31	395
American Axle & Manufacturing Holdings, Inc.*	53	755
Cooper Tire & Rubber Co.	20	592
Cooper-Standard Holdings, Inc. *	7	319
Dana, Inc.	154	2,727
Delphi Technologies plc	38	736
Gentex Corp. (a)	101	2,097

		7,621

Automobiles — 0.3%
Thor Industries, Inc.	43	2,665
Winnebago Industries, Inc.	11	349

		3,014

Banks — 7.8%
Ameris Bancorp	12	412
Associated Banc-Corp.	135	2,873
BancorpSouth Bank	40	1,119
Bank OZK (a)	20	583
Banner Corp.	54	2,911
Boston Private Financial Holdings, Inc.	28	309
Brookline Bancorp, Inc.	27	385
Cathay General Bancorp (a)	29	991
Columbia Banking System, Inc.	23	753
Commerce Bancshares, Inc. (a)	57	3,302
Cullen/Frost Bankers, Inc.	23	2,262
Customers Bancorp, Inc. *	126	2,305
East West Bancorp, Inc.	110	5,260
Fifth Third Bancorp	29	730
First BanCorp (Puerto Rico) (a)	276	3,168
First Commonwealth Financial Corp. (a)	40	508
First Financial Bancorp	18	429
First Horizon National Corp. (a)	98	1,370
First Midwest Bancorp, Inc.	136	2,781
FNB Corp. (a)	122	1,288
Fulton Financial Corp. (a)	76	1,172
Hancock Whitney Corp.	79	3,208
Hanmi Financial Corp.	51	1,095
International Bancshares Corp.	20	764
LegacyTexas Financial Group, Inc. (a)	14	512
NBT Bancorp, Inc. (a)	13	451
OFG Bancorp (Puerto Rico)	111	2,189
Opus Bank	7	147
Pacific Premier Bancorp, Inc. (a)	84	2,234
PacWest Bancorp	46	1,715
Pinnacle Financial Partners, Inc.	27	1,501
Signature Bank	38	4,905
Synovus Financial Corp.	43	1,471
TCF Financial Corp.	213	4,411
Texas Capital Bancshares, Inc. *	19	1,048
Trustmark Corp. (a)	24	794
UMB Financial Corp. (a)	14	871
Umpqua Holdings Corp.	202	3,337
United Community Banks, Inc.	102	2,552
Valley National Bancorp (a)	123	1,182
Veritex Holdings, Inc. (a)	7	175
Webster Financial Corp.	35	1,773
Wintrust Financial Corp.	50	3,388

		74,634

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	5	1,364

Biotechnology — 1.3%
Acorda Therapeutics, Inc. *	51	681
Eagle Pharmaceuticals, Inc. * (a)	49	2,489
Emergent BioSolutions, Inc.*	6	323
Momenta Pharmaceuticals, Inc. *	175	2,549
Myriad Genetics, Inc. *	25	833
REGENXBIO, Inc.*	33	1,886
Spectrum Pharmaceuticals, Inc. * (a)	141	1,508
United Therapeutics Corp. *	17	2,039

		12,308

Building Products — 0.6%
Apogee Enterprises, Inc. (a)	11	394
Gibraltar Industries, Inc. *	12	471
Insteel Industries, Inc.	8	161
Lennox International, Inc.	9	2,447
Patrick Industries, Inc. *	10	458
PGT Innovations, Inc. *	17	230
Universal Forest Products, Inc.	56	1,661

		5,822

Capital Markets — 2.2%
Blucora, Inc. *	46	1,539
Donnelley Financial Solutions, Inc. *	10	144
Evercore, Inc., Class A (a)	40	3,594
FactSet Research Systems, Inc. (a)	15	3,674
Federated Investors, Inc., Class B (a)	38	1,105
INTL. FCStone, Inc. *	6	233
Janus Henderson Group plc (United Kingdom) (a)	61	1,516
Legg Mason, Inc.	80	2,190
MarketAxess Holdings, Inc.	4	960
Piper Jaffray Cos.	9	671
SEI Investments Co.	51	2,651
Stifel Financial Corp.	57	2,982

		21,259

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Chemicals — 2.3%
AdvanSix, Inc. *	30	846
Ashland Global Holdings, Inc.	24	1,889
Cabot Corp.	46	1,933
Chemours Co. (The)	91	3,382
FutureFuel Corp.	40	529
Hawkins, Inc.	4	140
HB Fuller Co.	10	467
Ingevity Corp. *	16	1,658
Innophos Holdings, Inc. (a)	8	238
Innospec, Inc.	9	717
Kraton Corp. *	23	747
Minerals Technologies, Inc.	14	825
PolyOne Corp.	31	911
Rayonier Advanced Materials, Inc.	33	442
RPM International, Inc. (a)	50	2,878
Scotts Miracle-Gro Co. (The) (a)	16	1,234
Stepan Co.	25	2,221
Valvoline, Inc.	75	1,383

		22,440

Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	24	887
Brink’s Co. (The) (a)	19	1,418
Clean Harbors, Inc. *	20	1,445
Herman Miller, Inc.	37	1,311
HNI Corp.	15	550
Interface, Inc. (a)	24	366
LSC Communications, Inc. (a)	78	506
MSA Safety, Inc. (a)	11	1,168
Pitney Bowes, Inc.	67	457
RR Donnelley & Sons Co. (a)	71	335
Tetra Tech, Inc.	63	3,765
UniFirst Corp.	6	952
Viad Corp.	19	1,078

		14,238

Communications Equipment — 1.3%
ADTRAN, Inc.	86	1,178
Ciena Corp. *	94	3,514
Digi International, Inc. *	51	642
Extreme Networks, Inc. *	174	1,305
InterDigital, Inc.	12	792
Lumentum Holdings, Inc. *	45	2,561
NETGEAR, Inc. *	54	1,792
Viavi Solutions, Inc. * (a)	83	1,029

		12,813

Construction & Engineering — 1.7%
AECOM * (a)	111	3,307
Aegion Corp. *	10	175
Comfort Systems USA, Inc.	37	1,930
EMCOR Group, Inc.	54	3,973
KBR, Inc.	173	3,295
MasTec, Inc. * (a)	26	1,265
MYR Group, Inc. *	33	1,125
Orion Group Holdings, Inc. *	59	173
Valmont Industries, Inc. (a)	8	1,067

		16,310

Construction Materials — 0.0% (b)
US Concrete, Inc. * (a)	5	199

Consumer Finance — 0.6%
Enova International, Inc. *	13	299
FirstCash, Inc.	17	1,480
Green Dot Corp., Class A *	18	1,073
Navient Corp.	91	1,053
SLM Corp.	163	1,610

		5,515

Containers & Packaging — 0.8%
AptarGroup, Inc.	7	691
Bemis Co., Inc.	9	505
Greif, Inc., Class A	20	821
Owens-Illinois, Inc. (a)	89	1,680
Silgan Holdings, Inc.	82	2,441
Sonoco Products Co.	22	1,378

		7,516

Distributors — 0.3%
Core-Mark Holding Co., Inc.	59	2,172
Pool Corp. (a)	1	215

		2,387

Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc. *	22	996
American Public Education, Inc. *	31	919
Graham Holdings Co., Class B	2	1,161
Strategic Education, Inc.	9	1,151

		4,227

Diversified Telecommunication Services — 0.3%
ATN International, Inc.	4	226
Frontier Communications Corp. * (a)	27	54
Vonage Holdings Corp. *	238	2,392

		2,672

Electric Utilities — 2.0%
ALLETE, Inc.	44	3,585
El Paso Electric Co.	30	1,787
Hawaiian Electric Industries, Inc.	71	2,883
IDACORP, Inc.	32	3,162
OGE Energy Corp.	139	5,978
PNM Resources, Inc.	31	1,477

		18,872

Electrical Equipment — 1.5%
Acuity Brands, Inc.	15	1,776
Encore Wire Corp.	50	2,838
EnerSys (a)	17	1,109
Hubbell, Inc.	21	2,452
nVent Electric plc	63	1,703
Regal Beloit Corp.	49	4,048

		13,926

Electronic Equipment, Instruments & Components — 5.0%
Anixter International, Inc. *	11	623
Arlo Technologies, Inc. *	3	14
Arrow Electronics, Inc. *	57	4,357
Avnet, Inc.	74	3,216
Bel Fuse, Inc., Class B	27	690
Belden, Inc. (a)	15	780
Benchmark Electronics, Inc.	14	373
Cognex Corp.	37	1,892

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Electronic Equipment, Instruments & Components — continued
Coherent, Inc. * (a)	9	1,218
ePlus, Inc. *	16	1,408
Fabrinet (Thailand) *	47	2,477
Insight Enterprises, Inc. *	26	1,421
Jabil, Inc.	100	2,654
KEMET Corp. (a)	27	456
Littelfuse, Inc. (a)	8	1,461
Methode Electronics, Inc.	61	1,762
National Instruments Corp.	45	1,978
OSI Systems, Inc. *	6	561
Plexus Corp. *	13	780
Sanmina Corp. *	107	3,093
ScanSource, Inc. * (a)	34	1,218
SYNNEX Corp.	16	1,498
Tech Data Corp. *	38	3,932
Trimble, Inc. *	75	3,028
TTM Technologies, Inc. *	32	378
Vishay Intertechnology, Inc.	101	1,861
Zebra Technologies Corp., Class A *	21	4,400

		47,529

Energy Equipment & Services — 1.3%
Apergy Corp. *	31	1,252
Archrock, Inc.	51	501
C&J Energy Services, Inc. *	25	385
Ensco plc, Class A	65	257
Era Group, Inc. *	33	377
Exterran Corp. *	11	184
Helix Energy Solutions Group, Inc. *	32	255
KLX Energy Services Holdings, Inc. * (a)	8	195
Matrix Service Co. *	23	452
McDermott International, Inc. * (a)	120	895
Newpark Resources, Inc. * (a)	34	312
Oceaneering International, Inc. *	40	633
Oil States International, Inc. *	24	408
Patterson-UTI Energy, Inc.	83	1,167
Pioneer Energy Services Corp. *	27	48
ProPetro Holding Corp. *	99	2,220
Rowan Cos. plc, Class A *	44	479
TETRA Technologies, Inc. * (a)	50	118
Transocean Ltd. * (a)	193	1,682
Unit Corp. *	21	296

		12,116

Entertainment — 0.8%
Cinemark Holdings, Inc.	41	1,631
Live Nation Entertainment, Inc. *	67	4,249
World Wrestling Entertainment, Inc., Class A (a)	15	1,328

		7,208

Equity Real Estate Investment Trusts (REITs) — 8.8%
Agree Realty Corp. (a)	20	1,401
American Assets Trust, Inc.	56	2,582
American Campus Communities, Inc.	77	3,676
Armada Hoffler Properties, Inc.	189	2,942
Brixmor Property Group, Inc.	197	3,619
Camden Property Trust	52	5,263
CareTrust REIT, Inc.	36	835
Chatham Lodging Trust	16	300
Chesapeake Lodging Trust	22	617
CoreCivic, Inc.	158	3,081
CoreSite Realty Corp.	18	1,894
Corporate Office Properties Trust	100	2,737
Cousins Properties, Inc.	429	4,148
CyrusOne, Inc. (a)	30	1,547
DiamondRock Hospitality Co.	219	2,374
Douglas Emmett, Inc.	66	2,680
EPR Properties	8	616
First Industrial Realty Trust, Inc.	48	1,697
GEO Group, Inc. (The)	117	2,244
Getty Realty Corp.	96	3,064
Hersha Hospitality Trust	14	245
Highwoods Properties, Inc.	71	3,299
Hospitality Properties Trust	149	3,919
Independence Realty Trust, Inc.	36	384
JBG SMITH Properties	36	1,493
Kilroy Realty Corp.	34	2,579
Kite Realty Group Trust	75	1,198
Liberty Property Trust	56	2,726
Life Storage, Inc.	19	1,838
Mack-Cali Realty Corp.	34	750
Medical Properties Trust, Inc.	142	2,628
National Storage Affiliates Trust	40	1,138
Omega Healthcare Investors, Inc.	78	2,987
Pebblebrook Hotel Trust (a)	21	645
PotlatchDeltic Corp. (a)	48	1,812
PS Business Parks, Inc.	8	1,239
Rayonier, Inc.	50	1,582
Sabra Health Care REIT, Inc.	49	951
Saul Centers, Inc.	4	225
Senior Housing Properties Trust	90	1,056
Summit Hotel Properties, Inc.	40	454
Taubman Centers, Inc.	25	1,300
Uniti Group, Inc.	20	224
Urban Edge Properties	64	1,216
Urstadt Biddle Properties, Inc., Class A	12	248
Weingarten Realty Investors	17	487

		83,940

Food & Staples Retailing — 0.3%
Casey’s General Stores, Inc. (a)	14	1,771
SpartanNash Co.	62	980
Sprouts Farmers Market, Inc. *	8	166
United Natural Foods, Inc. * (a)	20	258

		3,175

Food Products — 1.6%
Darling Ingredients, Inc. *	59	1,271
Flowers Foods, Inc. (a)	95	2,022
Ingredion, Inc.	27	2,553
John B Sanfilippo & Son, Inc.	3	223
Post Holdings, Inc. *	42	4,595
Sanderson Farms, Inc. (a)	7	965
Seneca Foods Corp., Class A *	11	274
TreeHouse Foods, Inc. * (a)	53	3,408

		15,311

Gas Utilities — 1.5%
National Fuel Gas Co. (a)	39	2,386
New Jersey Resources Corp.	34	1,709
Southwest Gas Holdings, Inc.	18	1,510
Spire, Inc.	21	1,695
UGI Corp.	135	7,502

		14,802

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Health Care Equipment & Supplies — 3.2%
Avanos Medical, Inc. *	18	768
Cantel Medical Corp. (a)	1	53
CONMED Corp.	9	774
Globus Medical, Inc., Class A *	29	1,418
Haemonetics Corp. *	22	1,960
Hill-Rom Holdings, Inc.	35	3,684
ICU Medical, Inc. *	6	1,412
Integer Holdings Corp. *	32	2,429
Integra LifeSciences Holdings Corp. * (a)	26	1,465
Lantheus Holdings, Inc. *	58	1,420
LivaNova plc *	16	1,595
Masimo Corp. *	29	4,010
NuVasive, Inc. *	18	1,028
OraSure Technologies, Inc. *	21	231
Orthofix Medical, Inc. *	18	1,032
STERIS plc	32	4,148
Varex Imaging Corp. *	14	484
West Pharmaceutical Services, Inc.	29	3,141

		31,052

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. * (a)	17	504
Amedisys, Inc. *	11	1,381
AMN Healthcare Services, Inc. *	18	855
BioTelemetry, Inc. * (a)	27	1,672
Chemed Corp.	11	3,457
Community Health Systems, Inc. * (a)	55	207
Cross Country Healthcare, Inc. *	95	667
Diplomat Pharmacy, Inc. * (a)	21	119
Encompass Health Corp.	25	1,448
Ensign Group, Inc. (The)	26	1,305
HealthEquity, Inc. *	17	1,221
LHC Group, Inc. *	18	2,007
Magellan Health, Inc. *	25	1,633
MEDNAX, Inc. *	78	2,111
Molina Healthcare, Inc. *	30	4,300
Owens & Minor, Inc.	199	815
Patterson Cos., Inc. (a)	76	1,658
Select Medical Holdings Corp.*	76	1,076
Tenet Healthcare Corp. *	49	1,404

		27,840

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*	72	691
HealthStream, Inc. *	11	314
HMS Holdings Corp. *	61	1,809
NextGen Healthcare Information Systems LLC *	19	320
Omnicell, Inc. *	16	1,261

		4,395

Hotels, Restaurants & Leisure — 2.1%
Boyd Gaming Corp.	33	897
Brinker International, Inc.	14	633
Cheesecake Factory, Inc. (The) (a)	18	896
Cracker Barrel Old Country Store, Inc. (a)	6	974
Dine Brands Global, Inc.	7	593
Domino’s Pizza, Inc.	16	4,181
Dunkin’ Brands Group, Inc. (a)	31	2,343
Marriott Vacations Worldwide Corp.	21	1,964
Penn National Gaming, Inc. *	32	641
Red Robin Gourmet Burgers, Inc. * (a)	5	144
Texas Roadhouse, Inc.	25	1,558
Wendy’s Co. (The)	72	1,281
Wyndham Destinations, Inc.	93	3,770

		19,875

Household Durables — 2.1%
Helen of Troy Ltd. *	24	2,746
KB Home	133	3,203
La-Z-Boy, Inc.	17	564
MDC Holdings, Inc.	19	564
NVR, Inc. *	2	6,057
Toll Brothers, Inc. (a)	116	4,192
TopBuild Corp. *	14	920
TRI Pointe Group, Inc. * (a)	57	717
Tupperware Brands Corp.	57	1,457

		20,420

Household Products — 0.2%
Central Garden & Pet Co., Class A *	17	398
Energizer Holdings, Inc.	23	1,021

		1,419

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	24	2,959
Raven Industries, Inc.	12	464

		3,423

Insurance — 4.4%
Alleghany Corp. *	7	4,203
American Equity Investment Life Holding Co.	33	900
American Financial Group, Inc.	52	5,000
Brown & Brown, Inc.	64	1,902
CNO Financial Group, Inc.	64	1,040
First American Financial Corp.	75	3,873
Hanover Insurance Group, Inc. (The)	45	5,084
HCI Group, Inc.	2	103
Kemper Corp.	18	1,371
Mercury General Corp.	11	561
Navigators Group, Inc. (The)	5	355
Old Republic International Corp.	207	4,326
Primerica, Inc.	16	1,991
Reinsurance Group of America, Inc.	24	3,450
RenaissanceRe Holdings Ltd. (Bermuda)	16	2,267
Safety Insurance Group, Inc.	5	427
Selective Insurance Group, Inc. (a)	20	1,252
Stewart Information Services Corp.	9	388
Third Point Reinsurance Ltd. (Bermuda) *	32	334
United Insurance Holdings Corp.	37	588
Universal Insurance Holdings, Inc. (a)	14	437
WR Berkley Corp.	33	2,760

		42,612

Interactive Media & Services — 0.2%
Cars.com, Inc. * (a)	13	305
QuinStreet, Inc. * (a)	50	667
Yelp, Inc. * (a)	29	987

		1,959

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Internet & Direct Marketing Retail — 0.0% (b)
Stamps.com, Inc. * (a)	5	440

IT Services — 3.5%
CACI International, Inc., Class A *	10	1,768
Cardtronics plc, Class A * (a)	17	597
CoreLogic, Inc. * (a)	32	1,174
EVERTEC, Inc. (Puerto Rico)	83	2,314
ExlService Holdings, Inc. *	13	784
Leidos Holdings, Inc. (a)	56	3,595
ManTech International Corp., Class A	12	637
MAXIMUS, Inc.	24	1,725
NIC, Inc.	26	443
Perficient, Inc. *	59	1,608
Perspecta, Inc.	218	4,410
Sabre Corp.	195	4,162
Science Applications International Corp.	19	1,461
Sykes Enterprises, Inc. *	75	2,131
Travelport Worldwide Ltd.	111	1,740
Unisys Corp. * (a)	84	976
Virtusa Corp. * (a)	10	540
WEX, Inc. *	16	3,014

		33,079

Leisure Products — 0.4%
Brunswick Corp.	34	1,691
Callaway Golf Co.	39	613
Nautilus, Inc. *	14	80
Polaris Industries, Inc. (a)	21	1,805

		4,189

Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories, Inc., Class A *	8	2,445
Bio-Techne Corp.	15	2,879
Charles River Laboratories International, Inc. *	20	2,949
PRA Health Sciences, Inc. *	22	2,460
Syneos Health, Inc. *	21	1,066

		11,799

Machinery — 4.7%
Actuant Corp., Class A (a)	22	526
AGCO Corp.	62	4,286
Albany International Corp., Class A	11	759
Barnes Group, Inc.	19	952
Crane Co.	57	4,808
Federal Signal Corp.	22	567
Greenbrier Cos., Inc. (The)	53	1,705
Harsco Corp. *	32	635
Hillenbrand, Inc.	26	1,059
IDEX Corp.	23	3,460
ITT, Inc.	75	4,351
Kennametal, Inc. (a)	28	1,018
Lincoln Electric Holdings, Inc. (a)	24	2,038
Mueller Industries, Inc.	23	711
Oshkosh Corp.	56	4,237
SPX Corp. *	14	476
SPX FLOW, Inc. *	16	517
Standex International Corp.	5	352
Terex Corp.	67	2,162
Timken Co. (The) (a)	79	3,444
Toro Co. (The)	30	2,038
Wabash National Corp.	145	1,959
Watts Water Technologies, Inc., Class A	10	832
Woodward, Inc.	22	2,078

		44,970

Marine — 0.1%
Matson, Inc.	17	617

Media — 1.1%
AMC Networks, Inc., Class A * (a)	31	1,754
EW Scripps Co. (The), Class A	6	126
Gannett Co., Inc.	126	1,327
John Wiley & Sons, Inc., Class A	17	765
Meredith Corp. (a)	57	3,169
New Media Investment Group, Inc.	30	312
New York Times Co. (The), Class A	17	558
TEGNA, Inc.	212	2,995

		11,006

Metals & Mining — 1.8%
AK Steel Holding Corp. * (a)	121	332
Allegheny Technologies, Inc. * (a)	48	1,238
Carpenter Technology Corp.	7	316
Commercial Metals Co.	69	1,186
Kaiser Aluminum Corp.	7	697
Materion Corp.	7	422
Reliance Steel & Aluminum Co.	46	4,187
Royal Gold, Inc. (a)	5	455
Steel Dynamics, Inc.	149	5,247
SunCoke Energy, Inc. * (a)	25	211
United States Steel Corp.	69	1,335
Worthington Industries, Inc.	43	1,617

		17,243

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ARMOUR Residential REIT, Inc.	24	472
Invesco Mortgage Capital, Inc.	48	757

		1,229

Multiline Retail — 0.1%
Big Lots, Inc. (a)	21	792
Dillard’s, Inc., Class A (a)	8	540

		1,332

Multi-Utilities — 0.5%
Avista Corp.	8	330
Black Hills Corp.	22	1,637
MDU Resources Group, Inc. (a)	73	1,886
NorthWestern Corp.	16	1,136

		4,989

Oil, Gas & Consumable Fuels — 2.6%
Carrizo Oil & Gas, Inc. *	32	398
Chesapeake Energy Corp. * (a)	280	868
CNX Resources Corp. *	77	824
CONSOL Energy, Inc. * (a)	38	1,291
Denbury Resources, Inc. * (a)	377	772
EQT Corp.	95	1,970
Equitrans Midstream Corp. (a)	79	1,721
Gulfport Energy Corp. * (a)	56	450
Matador Resources Co. * (a)	20	383

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Oil, Gas & Consumable Fuels — continued
Murphy Oil Corp.	71	2,086
Oasis Petroleum, Inc. *	104	629
Par Pacific Holdings, Inc. * (a)	83	1,473
PBF Energy, Inc., Class A	99	3,095
PDC Energy, Inc. *	24	960
QEP Resources, Inc. *	84	657
Range Resources Corp. (a)	78	872
Renewable Energy Group, Inc. * (a)	54	1,190
REX American Resources Corp. *	3	202
SM Energy Co. (a)	40	698
Southwestern Energy Co. *	188	881
SRC Energy, Inc. *	96	493
World Fuel Services Corp.	26	756
WPX Energy, Inc. *	195	2,552

		25,221

Paper & Forest Products — 1.1%
Boise Cascade Co.	69	1,841
Domtar Corp.	64	3,156
Louisiana-Pacific Corp.	130	3,172
Mercer International, Inc. (Canada) (a)	19	253
Schweitzer-Mauduit International, Inc. (a)	65	2,518

		10,940

Personal Products — 0.3%
Avon Products, Inc. (United Kingdom) *	173	508
Edgewell Personal Care Co. *	22	948
Medifast, Inc.	5	630
Nu Skin Enterprises, Inc., Class A (a)	19	919

		3,005

Pharmaceuticals — 1.1%
Akorn, Inc. * (a)	419	1,474
Assertio Therapeutics, Inc. * (a)	165	837
Catalent, Inc. *	80	3,235
Endo International plc *	110	884
Lannett Co., Inc. * (a)	138	1,083
Medicines Co. (The) * (a)	98	2,725

		10,238

Professional Services — 2.0%
ASGN, Inc. *	19	1,175
Forrester Research, Inc.	2	82
FTI Consulting, Inc. *	17	1,273
Heidrick & Struggles International, Inc.	47	1,805
Insperity, Inc.	15	1,880
Kelly Services, Inc., Class A	95	2,096
Korn Ferry	55	2,458
ManpowerGroup, Inc.	50	4,142
Navigant Consulting, Inc.	18	343
Resources Connection, Inc.	44	723
TrueBlue, Inc. *	83	1,956
WageWorks, Inc. *	35	1,325

		19,258

Real Estate Management & Development — 0.5%
HFF, Inc., Class A	13	634
Jones Lang LaSalle, Inc.	30	4,600

		5,234

Road & Rail — 1.0%
ArcBest Corp. (a)	57	1,755
Avis Budget Group, Inc. *	27	931
Landstar System, Inc.	30	3,267
Old Dominion Freight Line, Inc.	24	3,436

		9,389

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Energy Industries, Inc. * (a)	16	790
Axcelis Technologies, Inc. *	109	2,185
Cabot Microelectronics Corp.	8	945
Cirrus Logic, Inc. *	23	957
Cohu, Inc.	62	910
Cree, Inc. * (a)	25	1,442
Cypress Semiconductor Corp. (a)	140	2,084
First Solar, Inc. * (a)	46	2,415
Kulicke & Soffa Industries, Inc. (Singapore)	132	2,917
MKS Instruments, Inc.	29	2,705
Nanometrics, Inc. * (a)	10	297
Photronics, Inc. * (a)	22	210
Rambus, Inc. * (a)	126	1,321
Rudolph Technologies, Inc. *	71	1,617
Semtech Corp. *	26	1,308
SMART Global Holdings, Inc. *	50	950
SolarEdge Technologies, Inc. *	16	614
Synaptics, Inc. *	13	513
Teradyne, Inc.	78	3,115
Ultra Clean Holdings, Inc. *	30	312
Universal Display Corp.	8	1,208
Veeco Instruments, Inc. * (a)	2	27
Versum Materials, Inc.	42	2,133

		30,975

Software — 3.3%
8x8, Inc. * (a)	40	800
ACI Worldwide, Inc. *	47	1,538
Alarm.com Holdings, Inc. * (a)	13	870
Bottomline Technologies de, Inc. *	13	656
CDK Global, Inc.	71	4,176
CommVault Systems, Inc. *	19	1,230
Fair Isaac Corp. *	13	3,492
j2 Global, Inc. (a)	18	1,576
LogMeIn, Inc.	17	1,378
MicroStrategy, Inc., Class A *	14	2,085
Monotype Imaging Holdings, Inc.	36	722
Progress Software Corp.	18	802
PTC, Inc. *	15	1,383
Qualys, Inc. *	12	1,001
SPS Commerce, Inc. *	7	764
Teradata Corp. *	60	2,636
TiVo Corp.	72	673
Tyler Technologies, Inc. *	10	2,024
Ultimate Software Group, Inc. (The) *	12	3,929

		31,735

Specialty Retail — 3.3%
Aaron’s, Inc. (a)	25	1,338
Abercrombie & Fitch Co., Class A	99	2,703
American Eagle Outfitters, Inc.	106	2,355
AutoNation, Inc. *	24	861
Caleres, Inc. (a)	44	1,074
Cato Corp. (The), Class A (a)	43	651
Chico’s FAS, Inc. (a)	78	334

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Specialty Retail — continued
Children’s Place, Inc. (The) (a)	7	655
Dick’s Sporting Goods, Inc. (a)	32	1,160
DSW, Inc., Class A (a)	32	700
Express, Inc. * (a)	27	114
Five Below, Inc. *	22	2,684
GameStop Corp., Class A (a)	136	1,385
Genesco, Inc. * (a)	5	214
Group 1 Automotive, Inc. (a)	8	521
Guess?, Inc. (a)	22	439
Haverty Furniture Cos., Inc.	6	134
Hibbett Sports, Inc. * (a)	84	1,914
MarineMax, Inc. * (a)	9	178
Michaels Cos., Inc. (The) * (a)	39	445
Murphy USA, Inc. *	12	1,010
Office Depot, Inc.	549	1,993
Rent-A-Center, Inc. *	95	1,981
RH * (a)	8	782
Sally Beauty Holdings, Inc. * (a)	49	909
Signet Jewelers Ltd.	24	649
Tailored Brands, Inc. (a)	17	136
Urban Outfitters, Inc. *	56	1,669
Williams-Sonoma, Inc. (a)	29	1,615
Zumiez, Inc. *	32	792

		31,395

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc.	33	365
NCR Corp. *	53	1,447

		1,812

Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc. *	28	731
Deckers Outdoor Corp. * (a)	23	3,396
Fossil Group, Inc. * (a)	21	281
G-III Apparel Group Ltd. *	16	647
Movado Group, Inc.	6	222
Skechers U.S.A., Inc., Class A *	51	1,709
Steven Madden Ltd.	31	1,044
Wolverine World Wide, Inc. (a)	37	1,333

		9,363

Thrifts & Mortgage Finance — 0.6%
Dime Community Bancshares, Inc. (a)	27	511
LendingTree, Inc. *	3	949
Meta Financial Group, Inc.	12	244
New York Community Bancorp, Inc.	99	1,150
TrustCo Bank Corp.	158	1,229
Walker & Dunlop, Inc. (a)	27	1,395

		5,478

Tobacco — 0.1%
Universal Corp.	8	467

Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc.	15	880
DXP Enterprises, Inc. *	5	187
Kaman Corp. (a)	38	2,203
MSC Industrial Direct Co., Inc., Class A	17	1,431
NOW, Inc. *	123	1,717
Veritiv Corp. *	26	677
Watsco, Inc.	12	1,790

		8,885

Water Utilities — 0.0% (b)
American States Water Co.	1	46

Wireless Telecommunication Services — 0.3%
Spok Holdings, Inc.	33	445
Telephone & Data Systems, Inc.	79	2,416

		2,861

TOTAL COMMON STOCKS (Cost $750,515)		939,608

	No. of Rights (000)
RIGHTS — 0.0% (b)
Food Products — 0.0% (b)
Schuman, Inc., CVR * ‡ (Cost $ —)	28	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (d) (e) (Cost $21,416)	21,416	21,416

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.5%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (d) (e)	53,006	53,011
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (d) (e)	18,974	18,974

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $71,981)		71,985

Total Investments — 107.7% (Cost $843,912)		1,033,009
Liabilities in Excess of Other Assets — (7.7%)		(73,680)

Net Assets — 100.0%		959,329

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $69,826,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	59	06/2019	USD	4,555	46
S&P Midcap 400 E-Mini Index	67	06/2019	USD	12,741	210

					256

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,033,009	$—	$—	(b)	$1,033,009

Appreciation in Other Financial Instruments
Futures Contracts (a)	$256	$—	$—		$256

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	$—	$98,000	$45,001	$8	$4	$53,011	53,006	$482	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	114,202	95,228	—	—	18,974	18,974	—	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	31,498	179,582	189,664	—	—	21,416	21,416	442	—

Total	$31,498	$391,784	$329,893	$8	$4	$93,401		$924	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.4%
Aerospace & Defense — 1.7%
Curtiss-Wright Corp.	163	18,474
HEICO Corp., Class A	626	52,608

		71,082

Auto Components — 1.1%
Aptiv plc	613	48,711

Automobiles — 0.4%
Tesla, Inc. *(a)	55	15,336

Banks — 1.6%
East West Bancorp, Inc.	763	36,594
First Republic Bank	328	32,941

		69,535

Biotechnology — 5.3%
Agios Pharmaceuticals, Inc. *(a)	320	21,560
Alnylam Pharmaceuticals, Inc. *(a)	191	17,849
BioMarin Pharmaceutical, Inc. *	250	22,217
Exact Sciences Corp. *(a)	533	46,160
Exelixis, Inc. *	1,667	39,684
Intercept Pharmaceuticals, Inc. *(a)	62	6,910
Moderna, Inc. *(a)	634	12,892
Sage Therapeutics, Inc. *(a)	162	25,702
Spark Therapeutics, Inc. *	57	6,436
Vertex Pharmaceuticals, Inc. *	134	24,611

		224,021

Building Products — 2.1%
Fortune Brands Home & Security, Inc.	569	27,095
Lennox International, Inc. (a)	230	60,688

		87,783

Capital Markets — 4.0%
MSCI, Inc.	157	31,277
Nasdaq, Inc.	424	37,087
S&P Global, Inc.	329	69,193
TD Ameritrade Holding Corp.	696	34,810

		172,367

Commercial Services & Supplies — 3.8%
Copart, Inc. *	932	56,494
Waste Connections, Inc.	1,185	104,969

		161,463

Communications Equipment — 1.4%
Arista Networks, Inc. *	187	58,684

Construction Materials — 1.5%
Vulcan Materials Co. (a)	521	61,670

Containers & Packaging — 2.5%
Avery Dennison Corp.	537	60,692
Ball Corp.	762	44,061

		104,753

Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc. *	330	41,959

Electrical Equipment — 0.8%
AMETEK, Inc.	428	35,536

Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp., Class A	672	63,429
Corning, Inc.	1,041	34,457
Keysight Technologies, Inc. *	324	28,261
Zebra Technologies Corp., Class A *	237	49,680

		175,827

Entertainment — 2.2%
Spotify Technology SA *(a)	280	38,906
Take-Two Interactive Software, Inc. *	577	54,442

		93,348

Health Care Equipment & Supplies — 3.6%
DexCom, Inc. *	303	36,099
Edwards Lifesciences Corp. *	235	44,962
Insulet Corp. *(a)	325	30,914
ResMed, Inc. (a)	416	43,262

		155,237

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *(a)	594	17,402
Centene Corp. *	715	37,988
WellCare Health Plans, Inc. *	194	52,332

		107,722

Health Care Technology — 2.0%
Teladoc Health, Inc. *(a)	636	35,334
Veeva Systems, Inc., Class A *	386	48,924

		84,258

Hotels, Restaurants & Leisure — 2.3%
Hilton Worldwide Holdings, Inc.	534	44,368
Red Rock Resorts, Inc., Class A	1,049	27,103
Vail Resorts, Inc.	121	26,337

		97,808

Insurance — 1.0%
Progressive Corp. (The)	596	42,944

Internet & Direct Marketing Retail — 0.7%
Wayfair, Inc., Class A *(a)	213	31,668

IT Services — 10.3%
Booz Allen Hamilton Holding Corp.	930	54,041
Fiserv, Inc. *(a)	897	79,170
Gartner, Inc. *	216	32,714
Global Payments, Inc.	692	94,499
GoDaddy, Inc., Class A *	687	51,640
Okta, Inc. *	296	24,447
Shopify, Inc., Class A (Canada) *(a)	133	27,439
Square, Inc., Class A *	486	36,426
Worldpay, Inc., Class A *	342	38,822

		439,198

Life Sciences Tools & Services — 0.7%
Illumina, Inc. *	102	31,714

Machinery — 3.8%
Fortive Corp.	411	34,470
Nordson Corp. (a)	248	32,812
Oshkosh Corp.	286	21,495
Parker-Hannifin Corp.	230	39,524
Stanley Black & Decker, Inc.	250	34,029

		162,330

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media — 0.6%
New York Times Co. (The), Class A (a)	801	26,306

Oil, Gas & Consumable Fuels — 1.0%
Concho Resources, Inc.	393	43,621

Pharmaceuticals — 2.3%
Catalent, Inc. *	734	29,809
Elanco Animal Health, Inc. *	680	21,795
Jazz Pharmaceuticals plc *(a)	323	46,169

		97,773

Professional Services — 1.3%
Verisk Analytics, Inc.	425	56,552

Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A *	956	47,290

Road & Rail — 1.2%
Lyft, Inc., Class A *	187	14,624
Old Dominion Freight Line, Inc.	259	37,455

		52,079

Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. *(a)	2,012	51,354
Lam Research Corp.	304	54,471
Marvell Technology Group Ltd.	1,719	34,181
Microchip Technology, Inc. (a)	441	36,594
Xilinx, Inc.	632	80,182

		256,782

Software — 13.1%
Autodesk, Inc. *	408	63,574
DocuSign, Inc. *(a)	367	19,015
Fair Isaac Corp. *	135	36,589
Intuit, Inc.	170	44,335
Palo Alto Networks, Inc. *	288	69,832
Paycom Software, Inc. *(a)	249	46,999
Proofpoint, Inc. *	346	41,978
Red Hat, Inc. *(a)	243	44,305
ServiceNow, Inc. *	415	102,410
Splunk, Inc. *	424	52,823
Synopsys, Inc. *	323	37,136

		558,996

Specialty Retail — 8.1%
American Eagle Outfitters, Inc.	739	16,386
National Vision Holdings, Inc. *(a)	634	19,936
O’Reilly Automotive, Inc. *	269	104,517
Ross Stores, Inc.	1,170	108,935
Tractor Supply Co.	686	67,024
Ulta Beauty, Inc. *	81	28,235

		345,033

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc. *	360	59,059

Trading Companies & Distributors — 0.9%
WW Grainger, Inc.	123	36,954

TOTAL COMMON STOCKS (Cost $2,910,691)		4,155,399

SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b)(c) (Cost $123,946)	123,946	123,946

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 6.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b)(c)	220,024	220,046
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b)(c)	49,165	49,165

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $269,207)		269,211

Total Investments — 106.6% (Cost $3,303,844)		4,548,556
Liabilities in Excess of Other Assets — (6.6%)		(281,916)

Net Assets — 100.0%		4,266,640

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $266,918,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,548,556	$—	$—	$4,548,556

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	$—	$544,000	$324,000	$42	$4	$220,046	220,024	$1,690	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	411,189	362,024	—	—	49,165	49,165	461	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	114,331	708,166	698,551	—	—	123,946	123,946	1,754	—

Total	$114,331	$1,663,355	$1,384,575	$42	$4	$393,157		$3,905	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.2%
Aerospace & Defense — 1.7%
HEICO Corp. (a)	237	22,498
Hexcel Corp.	355	24,575

		47,073

Automobiles — 0.6%
Winnebago Industries, Inc. (a)	536	16,683

Banks — 1.4%
First Financial Bankshares, Inc.	127	7,366
Signature Bank	139	17,853
Webster Financial Corp.	254	12,889

		38,108

Beverages — 0.6%
Primo Water Corp. * (a)	1,015	15,691

Biotechnology — 13.0%
ACADIA Pharmaceuticals, Inc. * (a)	318	8,546
Adverum Biotechnologies, Inc. *	1,914	10,029
Array BioPharma, Inc. *	684	16,673
Atara Biotherapeutics, Inc. * (a)	563	22,389
Avrobio, Inc. * (a)	556	12,258
Bellicum Pharmaceuticals, Inc. * (a)	1,272	4,287
Biohaven Pharmaceutical Holding Co. Ltd. *	551	28,361
Clementia Pharmaceuticals, Inc. (Canada) *	927	24,198
Coherus Biosciences, Inc. * (a)	1,537	20,965
Exact Sciences Corp. *	251	21,712
FibroGen, Inc. *	436	23,675
G1 Therapeutics, Inc. * (a)	434	7,212
Global Blood Therapeutics, Inc. * (a)	135	7,140
Halozyme Therapeutics, Inc. *	1,638	26,370
Heron Therapeutics, Inc. * (a)	395	9,655
Homology Medicines, Inc. * (a)	695	19,270
Intercept Pharmaceuticals, Inc. * (a)	102	11,398
Portola Pharmaceuticals, Inc. * (a)	437	15,148
REGENXBIO, Inc. * (a)	369	21,156
Rubius Therapeutics, Inc. * (a)	347	6,286
Sage Therapeutics, Inc. * (a)	95	15,121
Spark Therapeutics, Inc. *	91	10,398
Twist Bioscience Corp. * (a)	513	11,891

		354,138

Building Products — 4.3%
Advanced Drainage Systems, Inc.	1,071	27,588
Lennox International, Inc.	132	34,856
Simpson Manufacturing Co., Inc.	302	17,900
Trex Co., Inc. *	600	36,899

		117,243

Capital Markets — 1.7%
Evercore, Inc., Class A	375	34,169
PennantPark Investment Corp.	1,865	12,887

		47,056

Chemicals — 0.9%
Ferro Corp. *	1,305	24,698

Commercial Services & Supplies — 2.8%
Advanced Disposal Services, Inc. *	1,827	51,169
MSA Safety, Inc. (a)	246	25,453

		76,622

Communications Equipment — 1.8%
Ciena Corp. *	650	24,280
Quantenna Communications, Inc. *	1,000	24,322

		48,602

Distributors — 1.3%
Pool Corp. (a)	213	35,081

Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	250	31,768

Electronic Equipment, Instruments & Components — 0.9%
Littelfuse, Inc. (a)	138	25,253

Entertainment — 2.4%
Glu Mobile, Inc. *	2,487	27,206
World Wrestling Entertainment, Inc., Class A (a)	439	38,092

		65,298

Equity Real Estate Investment Trusts (REITs) — 1.0%
CubeSmart	433	13,869
Highwoods Properties, Inc.	301	14,069

		27,938

Food & Staples Retailing — 1.7%
Performance Food Group Co. *	1,178	46,707

Food Products — 0.9%
Freshpet, Inc. *	556	23,510

Health Care Equipment & Supplies — 4.3%
GenMark Diagnostics, Inc. * (a)	624	4,426
Insulet Corp. * (a)	280	26,648
iRhythm Technologies, Inc. * (a)	358	26,866
LivaNova plc *	230	22,342
Nevro Corp. * (a)	380	23,780
Shockwave Medical, Inc. * (a)	212	7,081
TransEnterix, Inc. *	2,353	5,599

		116,742

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc. * (a)	453	13,273
Amedisys, Inc. *	284	35,009

		48,282

Health Care Technology — 1.9%
Evolent Health, Inc., Class A * (a)	1,267	15,942
Teladoc Health, Inc. * (a)	623	34,614

		50,556

Hotels, Restaurants & Leisure — 4.4%
Boyd Gaming Corp. (a)	1,300	35,571
Planet Fitness, Inc., Class A *	462	31,747
Red Rock Resorts, Inc., Class A (a)	931	24,067
Texas Roadhouse, Inc. (a)	444	27,611

		118,996

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Household Durables — 0.5%
TRI Pointe Group, Inc. * (a)	990	12,512

Internet & Direct Marketing Retail — 1.8%
Etsy, Inc. * (a)	187	12,580
Farfetch Ltd., Class A (United Kingdom) *	1,035	27,858
GrubHub, Inc. * (a)	125	8,681

		49,119

IT Services — 2.8%
ManTech International Corp., Class A	301	16,270
MongoDB, Inc. * (a)	97	14,208
Okta, Inc. *	211	17,450
Wix.com Ltd. (Israel) *	225	27,228

		75,156

Machinery — 3.9%
Graco, Inc.	485	24,042
ITT, Inc.	575	33,344
John Bean Technologies Corp. (a)	308	28,274
Oshkosh Corp.	253	19,045

		104,705

Marine — 0.6%
Kirby Corp. * (a)	208	15,641

Media — 1.1%
New York Times Co. (The), Class A (a)	913	29,988

Multiline Retail — 1.4%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	453	38,632

Oil, Gas & Consumable Fuels — 0.5%
Centennial Resource Development, Inc., Class A * (a)	1,495	13,141

Pharmaceuticals — 3.9%
Horizon Pharma plc * (a)	1,310	34,615
Nektar Therapeutics *	222	7,449
Optinose, Inc. *	868	8,943
Revance Therapeutics, Inc. * (a)	853	13,437
TherapeuticsMD, Inc. *	3,738	18,202
Tricida, Inc. *	586	22,627

		105,273

Real Estate Management & Development — 0.5%
RE/MAX Holdings, Inc., Class A	387	14,901

Road & Rail — 1.0%
Saia, Inc. *	467	28,538

Semiconductors & Semiconductor Equipment — 6.3%
Entegris, Inc. (a)	1,191	42,508
Inphi Corp. * (a)	943	41,253
MKS Instruments, Inc.	390	36,288
Monolithic Power Systems, Inc.	257	34,834
Semtech Corp. *	299	15,233

		170,116

Software — 13.4%
2U, Inc. * (a)	297	21,050
Anaplan, Inc. * (a)	540	21,253
Elastic NV * (a)	144	11,474
Envestnet, Inc. *	775	50,672
HubSpot, Inc. * (a)	187	31,009
New Relic, Inc. *	111	10,961
Paycom Software, Inc. *	103	19,535
Pluralsight, Inc., Class A * (a)	797	25,303
Proofpoint, Inc. *	256	31,109
RingCentral, Inc., Class A *	203	21,890
SailPoint Technologies Holding, Inc. * (a)	1,051	30,184
Smartsheet, Inc., Class A * (a)	549	22,413
Trade Desk, Inc. (The), Class A *	65	12,802
Zendesk, Inc. *	280	23,760
Zscaler, Inc. * (a)	414	29,344

		362,759

Specialty Retail — 4.2%
American Eagle Outfitters, Inc.	671	14,882
Floor & Decor Holdings, Inc., Class A * (a)	329	13,549
Hudson Ltd., Class A *	1,525	20,964
Lithia Motors, Inc., Class A (a)	281	26,022
National Vision Holdings, Inc. *	1,240	38,961

		114,378

Textiles, Apparel & Luxury Goods — 1.6%
Wolverine World Wide, Inc. (a)	1,212	43,321

Thrifts & Mortgage Finance — 0.4%
Axos Financial, Inc. * (a)	358	10,382

Trading Companies & Distributors — 3.7%
Applied Industrial Technologies, Inc.	484	28,779
H&E Equipment Services, Inc.	655	16,435
Rush Enterprises, Inc., Class A	852	35,607
SiteOne Landscape Supply, Inc. * (a)	355	20,285

		101,106

TOTAL COMMON STOCKS (Cost $2,028,636)		2,665,713

SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (b) (c) (Cost $38,891)	38,891	38,891

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 12.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (b) (c)	276,018	276,046
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (b) (c)	55,962	55,962

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $331,978)		332,008

Total Investments — 111.8% (Cost $2,399,505)		3,036,612
Liabilities in Excess of Other Assets — (11.8%)		(320,831)

Net Assets — 100.0%		2,715,781

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $326,786,000.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the portfolio are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,036,612	$—	$—	$3,036,612

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	$—	$480,000	$204,000	$16	$30	$276,046	276,018	$1,927	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	380,959	324,997	—	—	55,962	55,962	531	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	52,237	731,628	744,974	—	—	38,891	38,891	560	—

Total	$52,237	$1,592,587	$1,273,971	$16	$30	$370,899		$3,018	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.6%
Aerospace & Defense — 0.4%
Moog, Inc., Class A	80	6,956

Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc. *	167	4,143

Auto Components — 0.8%
Cooper-Standard Holdings, Inc. *	7	343
Stoneridge, Inc. *	144	4,153
Tenneco, Inc., Class A	291	6,458
Tower International, Inc.	62	1,312

		12,266

Banks — 15.8%
1st Source Corp.	101	4,522
American National Bankshares, Inc.	6	203
BancFirst Corp.	117	6,112
BancorpSouth Bank	72	2,043
Banner Corp.	142	7,676
Bryn Mawr Bank Corp.	29	1,041
Cadence BanCorp	16	293
Cathay General Bancorp (a)	192	6,521
Central Pacific Financial Corp. (a)	417	12,038
Central Valley Community Bancorp	23	440
Century Bancorp, Inc., Class A	4	270
Citizens & Northern Corp.	18	451
City Holding Co.	135	10,278
Columbia Banking System, Inc.	136	4,449
Community Bank System, Inc. (a)	127	7,567
Community Trust Bancorp, Inc.	114	4,679
East West Bancorp, Inc.	11	544
Enterprise Financial Services Corp.	197	8,048
Financial Institutions, Inc.	65	1,761
First Bancorp	28	984
First BanCorp (Puerto Rico)	1,129	12,938
First Citizens BancShares, Inc., Class A	8	3,217
First Commonwealth Financial Corp. (a)	1,132	14,268
First Community Bancshares, Inc.	56	1,862
First Financial Corp. (a)	19	811
First Hawaiian, Inc.	88	2,295
First Interstate BancSystem, Inc., Class A	92	3,670
Flushing Financial Corp.	136	2,987
Glacier Bancorp, Inc.	198	7,918
Great Southern Bancorp, Inc.	34	1,785
Great Western Bancorp, Inc.	96	3,017
Hancock Whitney Corp.	24	978
Hope Bancorp, Inc.	598	7,824
Independent Bank Corp.	51	1,099
Investors Bancorp, Inc.	907	10,753
Lakeland Financial Corp. (a)	39	1,759
Mercantile Bank Corp.	18	579
OFG Bancorp (Puerto Rico)	237	4,684
Preferred Bank	16	737
Republic Bancorp, Inc., Class A	18	818
S&T Bancorp, Inc.	20	806
South State Corp.	154	10,521
Stock Yards Bancorp, Inc.	18	598
Tompkins Financial Corp.	21	1,575
TriState Capital Holdings, Inc. *	24	486
Trustmark Corp. (a)	558	18,772
UMB Financial Corp. (a)	208	13,288
Umpqua Holdings Corp.	550	9,076
Union Bankshares Corp. (a)	97	3,130
United Bankshares, Inc. (a)	274	9,919
Washington Trust Bancorp, Inc.	35	1,705
Webster Financial Corp.	104	5,275
West Bancorp, Inc. (a)	12	247
Westamerica Bancorp (a)	294	18,163

		257,480

Biotechnology — 1.3%
Acorda Therapeutics, Inc. *	31	411
Arcus Biosciences, Inc. *	308	3,851
Enanta Pharmaceuticals, Inc. * (a)	33	3,104
Epizyme, Inc. *	279	3,459
Fate Therapeutics, Inc. * (a)	162	2,841
Five Prime Therapeutics, Inc. *	150	2,009
Iovance Biotherapeutics, Inc. *	269	2,554
Tocagen, Inc. * (a)	289	3,136

		21,365

Building Products — 0.3%
Armstrong Flooring, Inc. *	132	1,795
Masonite International Corp. *	56	2,809

		4,604

Capital Markets — 0.9%
Associated Capital Group, Inc., Class A (a)	10	411
BrightSphere Investment Group plc	55	746
Donnelley Financial Solutions, Inc. *	168	2,504
Oppenheimer Holdings, Inc., Class A	14	357
Stifel Financial Corp.	200	10,526

		14,544

Chemicals — 0.8%
FutureFuel Corp.	157	2,104
Minerals Technologies, Inc.	56	3,263
Trinseo SA	172	7,787

		13,154

Commercial Services & Supplies — 1.7%
ABM Industries, Inc. (a)	260	9,462
ACCO Brands Corp.	1,266	10,833
Ennis, Inc. (a)	78	1,613
Quad/Graphics, Inc.	254	3,019
VSE Corp.	109	3,439

		28,366

Communications Equipment — 1.0%
Ciena Corp. *	53	1,979
Comtech Telecommunications Corp.	33	769
Infinera Corp. * (a)	888	3,854
NETGEAR, Inc. * (a)	55	1,818
NetScout Systems, Inc. * (a)	286	8,036

		16,456

Construction & Engineering — 1.9%
EMCOR Group, Inc.	230	16,787
KBR, Inc.	221	4,217

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
MYR Group, Inc. *	161	5,589
Sterling Construction Co., Inc. *	95	1,194
Tutor Perini Corp. * (a)	203	3,482

		31,269

Consumer Finance — 0.3%
Nelnet, Inc., Class A	85	4,653

Containers & Packaging — 0.1%
Graphic Packaging Holding Co.	61	768
Myers Industries, Inc.	51	871

		1,639

Distributors — 0.5%
Core-Mark Holding Co., Inc.	202	7,485
Weyco Group, Inc.	6	189

		7,674

Diversified Consumer Services — 1.0%
Houghton Mifflin Harcourt Co. *	511	3,715
K12, Inc. *	364	12,427

		16,142

Diversified Financial Services — 0.0% (b)
Marlin Business Services Corp.	30	647

Diversified Telecommunication Services — 0.4%
Consolidated Communications Holdings, Inc. (a)	532	5,801

Electric Utilities — 2.0%
El Paso Electric Co.	240	14,093
IDACORP, Inc.	15	1,443
Portland General Electric Co.	301	15,599
Spark Energy, Inc., Class A (a)	87	779

		31,914

Electrical Equipment — 0.2%
Bloom Energy Corp., Class A * (a)	13	170
Powell Industries, Inc.	111	2,958

		3,128

Electronic Equipment, Instruments & Components — 3.4%
Bel Fuse, Inc., Class B	184	4,657
Benchmark Electronics, Inc.	404	10,615
Fabrinet (Thailand) *	106	5,550
Insight Enterprises, Inc. *	125	6,894
OSI Systems, Inc. * (a)	68	5,948
Tech Data Corp. *	211	21,649

		55,313

Energy Equipment & Services — 1.9%
Dawson Geophysical Co. *	207	606
Dril-Quip, Inc. *	246	11,274
FTS International, Inc. *	404	4,035
Matrix Service Co. *	366	7,168
Natural Gas Services Group, Inc. *	2	30
Nine Energy Service, Inc. * (a)	3	72
SEACOR Holdings, Inc. *	162	6,854
Unit Corp. *	115	1,633

		31,672

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	309	4,581

Equity Real Estate Investment Trusts (REITs) — 11.0%
Alexander & Baldwin, Inc. (a)	186	4,721
American Assets Trust, Inc.	314	14,409
Armada Hoffler Properties, Inc.	51	801
Ashford Hospitality Trust, Inc.	831	3,949
Braemar Hotels & Resorts, Inc.	274	3,347
Cedar Realty Trust, Inc.	255	867
City Office, Inc.	45	506
CoreCivic, Inc.	73	1,418
CorEnergy Infrastructure Trust, Inc. (a)	72	2,650
CoreSite Realty Corp.	77	8,251
Cousins Properties, Inc.	1,252	12,093
DiamondRock Hospitality Co.	1,018	11,027
Easterly Government Properties, Inc.	254	4,569
First Industrial Realty Trust, Inc.	45	1,602
Franklin Street Properties Corp.	308	2,214
GEO Group, Inc. (The)	878	16,848
Getty Realty Corp.	136	4,344
Gladstone Commercial Corp.	68	1,410
Hersha Hospitality Trust	57	980
Highwoods Properties, Inc.	28	1,296
Hospitality Properties Trust	148	3,891
Industrial Logistics Properties Trust	34	684
InfraREIT, Inc.	72	1,512
Kite Realty Group Trust	113	1,805
Mack-Cali Realty Corp.	394	8,745
Pebblebrook Hotel Trust (a)	534	16,583
Piedmont Office Realty Trust, Inc., Class A	212	4,410
PotlatchDeltic Corp.	323	12,195
PS Business Parks, Inc.	40	6,242
RLJ Lodging Trust	79	1,384
Saul Centers, Inc.	11	565
STAG Industrial, Inc.	65	1,933
Sunstone Hotel Investors, Inc.	850	12,245
Urstadt Biddle Properties, Inc., Class A	72	1,490
Washington	9	241
Washington Prime Group, Inc. (a)	608	3,433
Xenia Hotels & Resorts, Inc.	184	4,029

		178,689

Food & Staples Retailing — 0.4%
Rite Aid Corp. * (a)	9,311	5,913

Food Products — 0.5%
Darling Ingredients, Inc. *	135	2,931
Dean Foods Co.	55	166
Sanderson Farms, Inc. (a)	34	4,535

		7,632

Gas Utilities — 2.1%
Northwest Natural Holding Co.	208	13,638
ONE Gas, Inc.	30	2,698
Southwest Gas Holdings, Inc.	140	11,508
Spire, Inc.	84	6,937

		34,781

Health Care Equipment & Supplies — 0.2%
AngioDynamics, Inc. *	138	3,157
FONAR Corp. *	37	757

		3,914

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Providers & Services — 1.8%
American Renal Associates Holdings, Inc. *	313	1,924
Community Health Systems, Inc. * (a)	286	1,066
Cross Country Healthcare, Inc. *	215	1,509
Magellan Health, Inc. *	51	3,329
Owens & Minor, Inc.	130	534
Patterson Cos., Inc. (a)	421	9,201
Triple-S Management Corp., Class B (Puerto Rico) *	545	12,436

		29,999

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc. *	395	3,768
NantHealth, Inc. * (a)	188	173

		3,941

Hotels, Restaurants & Leisure — 1.7%
Boyd Gaming Corp. (a)	81	2,213
Brinker International, Inc. (a)	375	16,647
Penn National Gaming, Inc. * (a)	358	7,195
Red Lion Hotels Corp. * (a)	178	1,439

		27,494

Household Durables — 2.3%
Hamilton Beach Brands Holding Co., Class A	21	442
Helen of Troy Ltd. *	26	3,015
KB Home	807	19,493
Sonos, Inc. * (a)	717	7,378
Taylor Morrison Home Corp., Class A * (a)	123	2,190
TRI Pointe Group, Inc. * (a)	453	5,720

		38,238

Independent Power and Renewable Electricity Producers — 1.1%
Atlantic Power Corp. *	1,922	4,843
Clearway Energy, Inc., Class A	381	5,532
Clearway Energy, Inc., Class C (a)	497	7,510

		17,885

Insurance — 3.5%
Ambac Financial Group, Inc. *	195	3,526
American Equity Investment Life Holding Co.	328	8,854
AMERISAFE, Inc.	23	1,339
Argo Group International Holdings Ltd.	70	4,933
CNO Financial Group, Inc.	761	12,307
Global Indemnity Ltd. (Cayman Islands)	11	328
Hallmark Financial Services, Inc. *	68	708
Heritage Insurance Holdings, Inc.	463	6,757
Horace Mann Educators Corp.	21	729
MBIA, Inc. * (a)	957	9,108
Primerica, Inc.	10	1,234
ProAssurance Corp.	89	3,066
Third Point Reinsurance Ltd. (Bermuda) *	366	3,799

		56,688

Interactive Media & Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A *	225	3,191

Internet & Direct Marketing Retail — 0.7%
Liberty Expedia Holdings, Inc., Class A *	271	11,582

IT Services — 0.8%
CACI International, Inc., Class A *	9	1,711
Perficient, Inc. *	201	5,505
Perspecta, Inc.	153	3,094
Unisys Corp. * (a)	168	1,961

		12,271

Machinery — 1.6%
AGCO Corp.	89	6,162
Douglas Dynamics, Inc.	141	5,376
EnPro Industries, Inc.	19	1,237
Graham Corp.	24	469
Harsco Corp. *	96	1,925
Hurco Cos., Inc.	42	1,698
LB Foster Co., Class A *	31	582
Wabash National Corp.	654	8,856

		26,305

Marine — 0.1%
Costamare, Inc. (Monaco)	346	1,797

Media — 1.6%
Gannett Co., Inc. (a)	362	3,815
Hemisphere Media Group, Inc. *	279	3,940
New Media Investment Group, Inc.	253	2,659
Sinclair Broadcast Group, Inc., Class A	225	8,639
Tribune Publishing Co. *	217	2,558
WideOpenWest, Inc. * (a)	458	4,165

		25,776

Metals & Mining — 1.1%
SunCoke Energy, Inc. * (a)	11	93
Warrior Met Coal, Inc.	312	9,482
Worthington Industries, Inc.	217	8,113

		17,688

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AG Mortgage Investment Trust, Inc.	51	862
ARMOUR Residential REIT, Inc. (a)	248	4,851
Capstead Mortgage Corp. (a)	636	5,461
Cherry Hill Mortgage Investment Corp. (a)	233	4,007
Dynex Capital, Inc.	155	945
Invesco Mortgage Capital, Inc.	558	8,818
Two Harbors Investment Corp.	637	8,615

		33,559

Multi-Utilities — 1.1%
Avista Corp.	231	9,375
Black Hills Corp.	109	8,074
Unitil Corp.	20	1,083

		18,532

Oil, Gas & Consumable Fuels — 3.9%
Arch Coal, Inc., Class A (a)	169	15,461
CVR Energy, Inc. (a)	122	5,043
Denbury Resources, Inc. * (a)	1,482	3,037
EP Energy Corp., Class A * (a)	227	59
Gulfport Energy Corp. *	1,010	8,103
Midstates Petroleum Co., Inc. * (a)	410	4,006
NACCO Industries, Inc., Class A	38	1,468

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Peabody Energy Corp.	221	6,249
Renewable Energy Group, Inc. * (a)	274	6,017
REX American Resources Corp. *	96	7,747
W&T Offshore, Inc. *	969	6,684

		63,874

Paper & Forest Products — 1.5%
Boise Cascade Co.	97	2,601
Domtar Corp.	79	3,942
Louisiana-Pacific Corp.	195	4,757
Schweitzer-Mauduit International, Inc. (a)	210	8,147
Verso Corp., Class A *	240	5,136

		24,583

Personal Products — 0.8%
Edgewell Personal Care Co. *	287	12,588

Pharmaceuticals — 1.5%
Endo International plc *	560	4,497
Intra-Cellular Therapies, Inc. * (a)	123	1,502
Lannett Co., Inc. * (a)	362	2,846
Mallinckrodt plc *	226	4,902
Medicines Co. (The) * (a)	197	5,506
Prestige Consumer Healthcare, Inc. * (a)	151	4,513

		23,766

Professional Services — 3.0%
Acacia Research Corp. *	439	1,432
Barrett Business Services, Inc.	104	8,052
CRA International, Inc.	25	1,274
FTI Consulting, Inc. *	160	12,322
Huron Consulting Group, Inc. *	173	8,183
Kelly Services, Inc., Class A	70	1,544
Navigant Consulting, Inc.	583	11,355
TrueBlue, Inc. *	171	4,040

		48,202

Road & Rail — 0.9%
ArcBest Corp. (a)	287	8,822
Covenant Transportation Group, Inc., Class A *	40	763
USA Truck, Inc. *	39	563
YRC Worldwide, Inc. * (a)	728	4,869

		15,017

Semiconductors & Semiconductor Equipment — 4.2%
Amkor Technology, Inc. *	696	5,943
Cirrus Logic, Inc. *	429	18,035
Cohu, Inc.	144	2,122
NeoPhotonics Corp. *	270	1,701
Rambus, Inc. *	1,279	13,369
Synaptics, Inc. * (a)	257	10,224
Veeco Instruments, Inc. * (a)	381	4,126
Xperi Corp.	588	13,761

		69,281

Software — 2.0%
ACI Worldwide, Inc. *	234	7,695
Fair Isaac Corp. *	17	4,509
MicroStrategy, Inc., Class A *	97	13,992
Progress Software Corp.	32	1,416
Synchronoss Technologies, Inc. *	168	1,024
TiVo Corp.	412	3,842

		32,478

Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A	826	22,643
Barnes & Noble Education, Inc. * (a)	500	2,101
Cato Corp. (The), Class A	138	2,063
Chico’s FAS, Inc. (a)	175	745
Conn’s, Inc. * (a)	99	2,256
Express, Inc. * (a)	513	2,195
GameStop Corp., Class A (a)	112	1,138
Hibbett Sports, Inc. *	416	9,496
Murphy USA, Inc. *	31	2,663
Office Depot, Inc.	1,063	3,859
Sally Beauty Holdings, Inc. *	32	586
Zumiez, Inc. *	128	3,191

		52,936

Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp. *	28	4,072
Fossil Group, Inc. * (a)	250	3,425
Movado Group, Inc.	112	4,085

		11,582

Thrifts & Mortgage Finance — 3.3%
BankFinancial Corp.	189	2,804
Essent Group Ltd. *	37	1,625
First Defiance Financial Corp.	64	1,834
Meridian Bancorp, Inc.	289	4,534
MGIC Investment Corp. *	458	6,042
Northfield Bancorp, Inc. (a)	580	8,062
Oritani Financial Corp. (a)	26	426
Radian Group, Inc.	103	2,138
Territorial Bancorp, Inc.	15	396
United Community Financial Corp.	40	369
United Financial Bancorp, Inc.	90	1,293
Washington Federal, Inc. (a)	555	16,031
Waterstone Financial, Inc.	82	1,355
WSFS Financial Corp.	187	7,231

		54,140

Tobacco — 0.1%
Vector Group Ltd. (a)	193	2,085

Trading Companies & Distributors — 1.9%
BMC Stock Holdings, Inc. *	55	967
DXP Enterprises, Inc. *	107	4,168
MRC Global, Inc. *	451	7,876
NOW, Inc. *	630	8,800
Titan Machinery, Inc. *	348	5,420
Univar, Inc. *	31	696
Veritiv Corp. *	112	2,950

		30,877

Water Utilities — 0.2%
American States Water Co.	42	2,973

TOTAL COMMON STOCKS (Cost $1,383,629)		1,574,024

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Investments	No. of Warrants (000)	Value ($000)
WARRANTS — 0.0%
Consumer Finance — 0.0%
Emergent Capital, Inc. expiring 10/1/2019, price 10.75 * (Cost $ — )	3	—

	Shares (000)
SHORT-TERM INVESTMENTS — 2.9%
INVESTMENT COMPANIES — 2.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34% (c) (d) (Cost $47,792)	47,792	47,792

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.0%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57% (c) (d)	94,010	94,019
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40% (c) (d)	20,756	20,756

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $114,771)		114,775

Total Investments — 106.5% (Cost $1,546,192)		1,736,591
Liabilities in Excess of Other Assets — (6.5%)		(106,588)

Net Assets — 100.0%		1,630,003

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 is approximately $106,982,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2019.
*	Non-income producing security.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of March 31, 2019 (amounts in thousands, except  number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	692	06/2019	USD	53,422	656

					656

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,736,591	$—	(b)	$—	$1,736,591

Appreciation in Other Financial Instruments
Futures Contracts (a)	$656	$—		$—	$656

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2019 (Unaudited) (continued)

(b)	Value is zero.

There were no transfers into and out of level 3 for the period ended March 31, 2019.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2019
Security Description	Value at June 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2019	Shares at March 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.57%(a)(b)	$—	$219,000	$125,000	$15	$4	$94,019	94,010	$863	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.40%(a)(b)	—	177,586	156,830	—	—	20,756	20,756	241	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.34%(a)(b)	25,875	302,996	281,079	—	—	47,792	47,792	765	—

Total	$25,875	$699,582	$562,909	$15	$4	$162,567		$1,869	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2019.